UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08879
MFS VARIABLE INSURANCE TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$3	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	240,959,209	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.1%
MFS Limited Maturity Portfolio	10.6%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.2%
MFS Global Governments Portfolio	7.9%
MFS Research Series	6.5%
MFS Value Series	6.1%
MFS Growth Series	5.6%
MFS Research International Portfolio	5.4%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.2%
MFS Mid Cap Value Portfolio	4.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS International Growth Portfolio	2.1%
MFS Institutional Money Market Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCAIC-SEM

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$15	0.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	240,959,209	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.1%
MFS Limited Maturity Portfolio	10.6%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	9.2%
MFS Global Governments Portfolio	7.9%
MFS Research Series	6.5%
MFS Value Series	6.1%
MFS Growth Series	5.6%
MFS Research International Portfolio	5.4%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.2%
MFS Mid Cap Value Portfolio	4.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS International Growth Portfolio	2.1%
MFS Institutional Money Market Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCASC-SEM

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$43	0.88%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	46,804,398	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Equity sectors
Financials	25.8%
Industrials	14.3%
Consumer Discretionary	10.3%
Real Estate	8.9%
Information Technology	8.7%
Materials	7.6%
Utilities	6.8%
Energy	6.3%
Health Care	5.2%
Consumer Staples	2.8%
Communication Services	1.4%
Top ten holdings
Popular, Inc.	1.4%
TTM Technologies, Inc.	1.3%
Prosperity Bancshares, Inc.	1.3%
Pacific Premier Bancorp, Inc.	1.2%
Air Lease Corp.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
Plains GP Holdings LP	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Essential Properties Realty Trust, REIT	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVIC-SEM

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$55	1.13%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	46,804,398	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	125
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Equity sectors
Financials	25.8%
Industrials	14.3%
Consumer Discretionary	10.3%
Real Estate	8.9%
Information Technology	8.7%
Materials	7.6%
Utilities	6.8%
Energy	6.3%
Health Care	5.2%
Consumer Staples	2.8%
Communication Services	1.4%
Top ten holdings
Popular, Inc.	1.4%
TTM Technologies, Inc.	1.3%
Prosperity Bancshares, Inc.	1.3%
Pacific Premier Bancorp, Inc.	1.2%
Air Lease Corp.	1.2%
Prestige Consumer Healthcare, Inc.	1.2%
Plains GP Holdings LP	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.2%
Essential Properties Realty Trust, REIT	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVSC-SEM

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	320,192,619	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.4%
MFS Research International Portfolio	10.2%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.1%
MFS Mid Cap Value Portfolio	8.9%
MFS International Intrinsic Value Portfolio	5.1%
MFS International Growth Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS High Yield Portfolio	4.9%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.4%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.7%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGAIC-SEM

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	320,192,619	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.4%
MFS Research International Portfolio	10.2%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.1%
MFS Mid Cap Value Portfolio	8.9%
MFS International Intrinsic Value Portfolio	5.1%
MFS International Growth Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS High Yield Portfolio	4.9%
MFS Global Real Estate Portfolio	4.9%
MFS Total Return Bond Series	4.4%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.7%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGASC-SEM

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.60%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	157,530,663	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Issuer country weightings
United States	49.2%
United Kingdom	20.8%
Italy	10.4%
France	5.4%
Spain	4.0%
Canada	4.0%
Japan	3.1%
Australia	1.1%
Sweden	1.1%
Other Countries	0.9%
Composition including fixed income credit quality
AAA	8.2%
AA	26.9%
A	5.2%
BBB	13.4%
U.S. Government	44.2%
Federal Agencies	1.4%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIAIC-SEM

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$44	0.85%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	157,530,663	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.3
Portfolio Turnover Rate (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.3%
Money Market Funds	0.7%
Issuer country weightings
United States	49.2%
United Kingdom	20.8%
Italy	10.4%
France	5.4%
Spain	4.0%
Canada	4.0%
Japan	3.1%
Australia	1.1%
Sweden	1.1%
Other Countries	0.9%
Composition including fixed income credit quality
AAA	8.2%
AA	26.9%
A	5.2%
BBB	13.4%
U.S. Government	44.2%
Federal Agencies	1.4%
Money Market Funds	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIASC-SEM

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$24	0.47%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	283,230,936	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	318	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.3%
Money Market Funds	3.7%
Composition including fixed income credit quality
AAA	10.9%
AA	11.2%
A	18.0%
BBB	31.9%
U.S. Government	23.2%
Federal Agencies	1.1%
Money Market Funds	3.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTIC-SEM

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$36	0.72%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	283,230,936	Average Effective Maturity (yrs):	2.1
Total Number of Holdings:	318	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.3%
Money Market Funds	3.7%
Composition including fixed income credit quality
AAA	10.9%
AA	11.2%
A	18.0%
BBB	31.9%
U.S. Government	23.2%
Federal Agencies	1.1%
Money Market Funds	3.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTSC-SEM

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	884,248,807	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	10.7%
MFS Value Series	9.2%
MFS Growth Series	8.9%
MFS Government Securities Portfolio	8.8%
MFS Research International Portfolio	8.4%
MFS Research Series	7.6%
MFS Mid Cap Growth Series	7.5%
MFS Mid Cap Value Portfolio	7.2%
MFS High Yield Portfolio	4.8%
MFS Inflation-Adjusted Bond Portfolio	4.8%
MFS Global Governments Portfolio	4.7%
MFS International Intrinsic Value Portfolio	3.2%
MFS International Growth Portfolio	3.2%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	2.8%
MFS Institutional Money Market Portfolio	2.1%
MFS New Discovery Series	1.6%
MFS New Discovery Value Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMAIC-SEM

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$14	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	884,248,807	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	10.7%
MFS Value Series	9.2%
MFS Growth Series	8.9%
MFS Government Securities Portfolio	8.8%
MFS Research International Portfolio	8.4%
MFS Research Series	7.6%
MFS Mid Cap Growth Series	7.5%
MFS Mid Cap Value Portfolio	7.2%
MFS High Yield Portfolio	4.8%
MFS Inflation-Adjusted Bond Portfolio	4.8%
MFS Global Governments Portfolio	4.7%
MFS International Intrinsic Value Portfolio	3.2%
MFS International Growth Portfolio	3.2%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	2.8%
MFS Institutional Money Market Portfolio	2.1%
MFS New Discovery Series	1.6%
MFS New Discovery Value Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMASC-SEM

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$39	0.79%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	575,031,844	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	143
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Equity sectors
Financials	19.3%
Industrials	18.4%
Consumer Discretionary	9.1%
Health Care	8.0%
Utilities	7.6%
Real Estate	7.6%
Consumer Staples	7.0%
Information Technology	6.8%
Materials	6.7%
Energy	5.9%
Communication Services	1.6%
Top ten holdings
Raymond James Financial, Inc.	1.4%
Hartford Insurance Group, Inc.	1.3%
U.S. Foods Holding Corp.	1.2%
M&T Bank Corp.	1.2%
Flex Ltd.	1.1%
Willis Towers Watson PLC	1.1%
Expand Energy Corp.	1.1%
Assurant, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCIC-SEM

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$52	1.04%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	575,031,844	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	143
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Equity sectors
Financials	19.3%
Industrials	18.4%
Consumer Discretionary	9.1%
Health Care	8.0%
Utilities	7.6%
Real Estate	7.6%
Consumer Staples	7.0%
Information Technology	6.8%
Materials	6.7%
Energy	5.9%
Communication Services	1.6%
Top ten holdings
Raymond James Financial, Inc.	1.4%
Hartford Insurance Group, Inc.	1.3%
U.S. Foods Holding Corp.	1.2%
M&T Bank Corp.	1.2%
Flex Ltd.	1.1%
Willis Towers Watson PLC	1.1%
Expand Energy Corp.	1.1%
Assurant, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCSC-SEM

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.90%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	170,048,926	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Prologis, Inc., REIT	6.4%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	3.1%
Extra Space Storage, Inc., REIT	3.1%
Simon Property Group, Inc., REIT	2.9%
Essex Property Trust, Inc., REIT	2.7%
Kimco Realty Corp., REIT	2.6%
Issuer country weightings
United States	63.4%
United Kingdom	8.7%
Australia	8.4%
Japan	6.5%
Germany	2.6%
Hong Kong	2.3%
Belgium	2.0%
Spain	1.9%
France	1.8%
Other Countries	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VREIC-SEM

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.15%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	170,048,926	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Prologis, Inc., REIT	6.4%
Equinix, Inc., REIT	4.8%
Goodman Group, REIT	4.3%
Digital Realty Trust, Inc., REIT	4.0%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	3.1%
Extra Space Storage, Inc., REIT	3.1%
Simon Property Group, Inc., REIT	2.9%
Essex Property Trust, Inc., REIT	2.7%
Kimco Realty Corp., REIT	2.6%
Issuer country weightings
United States	63.4%
United Kingdom	8.7%
Australia	8.4%
Japan	6.5%
Germany	2.6%
Hong Kong	2.3%
Belgium	2.0%
Spain	1.9%
France	1.8%
Other Countries	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VRESC-SEM

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$28	0.57%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	77,826,063	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	181
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	19.2%
Industrials	17.8%
Health Care	15.5%
Information Technology	14.1%
Consumer Discretionary	10.5%
Energy	4.9%
Real Estate	4.6%
Utilities	4.0%
Materials	3.1%
Communication Services	2.7%
Consumer Staples	2.4%
Top ten holdings
Popular, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
Encompass Health Corp.	1.5%
AZEK Co., Inc.	1.5%
UMB Financial Corp.	1.5%
WNS (Holdings) Ltd.	1.4%
Adtalem Global Education, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
Cathay General Bancorp, Inc.	1.4%
Kemper Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCIC-SEM

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$40	0.82%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	77,826,063	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	181
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	19.2%
Industrials	17.8%
Health Care	15.5%
Information Technology	14.1%
Consumer Discretionary	10.5%
Energy	4.9%
Real Estate	4.6%
Utilities	4.0%
Materials	3.1%
Communication Services	2.7%
Consumer Staples	2.4%
Top ten holdings
Popular, Inc.	1.6%
Advanced Energy Industries, Inc.	1.5%
Encompass Health Corp.	1.5%
AZEK Co., Inc.	1.5%
UMB Financial Corp.	1.5%
WNS (Holdings) Ltd.	1.4%
Adtalem Global Education, Inc.	1.4%
Essential Properties Realty Trust, REIT	1.4%
Cathay General Bancorp, Inc.	1.4%
Kemper Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Moderate Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Moderate Allocation Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 36.6%
MFS Global Governments Portfolio - Initial Class (a)	4,602,000	$41,510,043
MFS Government Securities Portfolio - Initial Class	7,041,827	77,530,515
MFS High Yield Portfolio - Initial Class	8,128,987	42,677,182
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,084,857	42,306,006
MFS Limited Maturity Portfolio - Initial Class	2,349,258	24,479,265
MFS Total Return Bond Series - Initial Class	7,910,813	94,692,431
		$323,195,442
International Equity Funds – 14.8%
MFS International Growth Portfolio - Initial Class	1,533,295	$27,936,643
MFS International Intrinsic Value Portfolio - Initial Class	787,235	28,072,802
MFS Research International Portfolio - Initial Class	3,764,001	74,715,416
		$130,724,861
Non-Traditional Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	2,086,567	$26,812,389
U.S. Equity Funds – 43.5%
MFS Growth Series - Initial Class	1,005,737	$78,990,630
MFS Mid Cap Growth Series - Initial Class	6,610,145	66,035,345
MFS Mid Cap Value Portfolio - Initial Class	5,970,498	63,466,389
MFS New Discovery Series - Initial Class (a)	977,917	14,042,887
MFS New Discovery Value Portfolio - Initial Class	1,714,827	13,615,724
MFS Research Series - Initial Class	1,809,458	67,565,162
MFS Value Series - Initial Class	3,515,220	81,166,439
		$384,882,576
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	18,762,597	$18,764,473
Total Mutual Funds (Identified Cost, $694,355,491)		$884,379,741
Other Assets, Less Liabilities – (0.0)%		(130,934)
Net Assets – 100.0%		$884,248,807

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $884,379,741.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VMAFS-SEM
1

MFS Moderate Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in affiliated issuers, at value (identified cost, $694,355,491)	$884,379,741
Receivables for
Investments sold	1,332,543
Fund shares sold	2,009
Other assets	1,664
Total assets	$885,715,957
Liabilities
Payables for
Fund shares reacquired	$1,391,910
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	219
Distribution and/or service fees	23,943
Payable for independent Trustees' compensation	3,369
Accrued expenses and other liabilities	47,517
Total liabilities	$1,467,150
Net assets	$884,248,807
Net assets consist of
Paid-in capital	$630,275,400
Total distributable earnings (loss)	253,973,407
Net assets	$884,248,807
Shares of beneficial interest outstanding	73,803,701

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$6,355,180	530,526	$11.98
Service Class	877,893,627	73,273,175	11.98
See Notes to Financial Statements
2

MFS Moderate Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from affiliated issuers	$458,169
Other	121
Total investment income	$458,290
Expenses
Distribution and/or service fees	$1,078,590
Shareholder servicing costs	6,650
Administrative services fee	8,679
Independent Trustees' compensation	10,296
Custodian fee	7,069
Shareholder communications	2,630
Audit and tax fees	25,755
Legal fees	1,977
Miscellaneous	17,087
Total expenses	$1,158,733
Net investment income (loss)	$(700,443)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$1,782,272
Change in unrealized appreciation or depreciation
Affiliated issuers	$59,662,354
Net realized and unrealized gain (loss)	$61,444,626
Change in net assets from operations	$60,744,183
See Notes to Financial Statements
3

MFS Moderate Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(700,443)	$17,745,349
Net realized gain (loss)	1,782,272	55,923,530
Net unrealized gain (loss)	59,662,354	2,762,436
Change in net assets from operations	$60,744,183	$76,431,315
Total distributions to shareholders	$—	$(34,978,997)
Change in net assets from fund share transactions	$(72,102,408)	$(136,356,201)
Total change in net assets	$(11,358,225)	$(94,903,883)
Net assets
At beginning of period	895,607,032	990,510,915
At end of period	$884,248,807	$895,607,032
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.16	$10.72	$10.45	$14.48	$13.86	$13.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.23	$0.15	$0.29	$0.25	$0.29
Net realized and unrealized gain (loss)	0.82	0.66	1.13	(2.66)	1.34	1.51
Total from investment operations	$0.82	$0.89	$1.28	$(2.37)	$1.59	$1.80
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.30)	$(0.26)	$(0.30)	$(0.32)
From net realized gain	—	(0.27)	(0.71)	(1.40)	(0.67)	(0.85)
Total distributions declared to shareholders	$—	$(0.45)	$(1.01)	$(1.66)	$(0.97)	$(1.17)
Net asset value, end of period (x)	$11.98	$11.16	$10.72	$10.45	$14.48	$13.86
Total return (%) (k)(s)(x)	7.35 (n)	8.31	12.99	(16.76)	11.61	14.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.02 (a)	0.02	0.01	0.01	0.01	0.01
Net investment income (loss) (l)	0.09 (a)	2.04	1.42	2.42	1.74	2.24
Portfolio turnover rate	4 (n)	2	2	3	2	7
Net assets at end of period (000 omitted)	$6,355	$5,979	$6,790	$7,560	$9,312	$7,891

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.18	$10.73	$10.46	$14.47	$13.86	$13.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.21	$0.14	$0.26	$0.20	$0.24
Net realized and unrealized gain (loss)	0.81	0.66	1.11	(2.65)	1.34	1.54
Total from investment operations	$0.80	$0.87	$1.25	$(2.39)	$1.54	$1.78
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.27)	$(0.22)	$(0.26)	$(0.29)
From net realized gain	—	(0.27)	(0.71)	(1.40)	(0.67)	(0.85)
Total distributions declared to shareholders	$—	$(0.42)	$(0.98)	$(1.62)	$(0.93)	$(1.14)
Net asset value, end of period (x)	$11.98	$11.18	$10.73	$10.46	$14.47	$13.86
Total return (%) (k)(s)(x)	7.16 (n)	8.12	12.64	(16.91)	11.26	14.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.27 (a)	0.27	0.26	0.27	0.26	0.26
Net investment income (loss) (l)	(0.16)(a)	1.85	1.28	2.14	1.38	1.81
Portfolio turnover rate	4 (n)	2	2	3	2	7
Net assets at end of period (000 omitted)	$877,894	$889,628	$983,721	$998,978	$1,356,886	$1,426,271

See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Ratio was less than 0.01%.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$884,379,741	$—	$—	$884,379,741
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
9

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$13,036,237
Long-term capital gains	21,942,760
Total distributions	$34,978,997
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$708,065,073
Gross appreciation	221,358,951
Gross depreciation	(45,044,283)
Net unrealized appreciation (depreciation)	$176,314,668
As of 12/31/24
Undistributed ordinary income	20,845,911
Undistributed long-term capital gain	55,730,999
Net unrealized appreciation (depreciation)	116,652,314
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$242,128
Service Class	—	34,736,869
Total	$—	$34,978,997
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $6,526, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $124.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0020% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $31,193,844 and $99,770,452, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,646	$53,361	6,487	$71,548
Service Class	186,717	2,112,447	311,148	3,481,790
	191,363	$2,165,808	317,635	$3,553,338
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	21,657	$242,128
Service Class	—	—	3,101,506	34,736,869
	—	$—	3,123,163	$34,978,997
Shares reacquired
Initial Class	(9,769)	$(111,016)	(126,039)	$(1,410,438)
Service Class	(6,503,288)	(74,157,200)	(15,501,049)	(173,478,098)
	(6,513,057)	$(74,268,216)	(15,627,088)	$(174,888,536)
Net change
Initial Class	(5,123)	$(57,655)	(97,895)	$(1,096,762)
Service Class	(6,316,571)	(72,044,753)	(12,088,395)	(135,259,439)
	(6,321,694)	$(72,102,408)	(12,186,290)	$(136,356,201)
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $2,026 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$45,243,286	$34,915	$6,790,983	$(1,901,727)	$4,924,552	$41,510,043
MFS Global Real Estate Portfolio	26,177,759	950,516	1,227,078	78,888	832,304	26,812,389
MFS Government Securities Portfolio	86,519,412	66,362	12,436,550	(2,697,453)	6,078,744	77,530,515
MFS Growth Series	73,211,318	7,936,684	9,123,635	2,404,677	4,561,586	78,990,630
MFS High Yield Portfolio	45,622,949	17,489	4,817,128	(738,961)	2,592,833	42,677,182
MFS Inflation-Adjusted Bond Portfolio	45,192,483	30,207	6,166,801	(2,052,663)	5,302,780	42,306,006
MFS Institutional Money Market Portfolio	22,959,638	1,461,552	5,654,139	(354)	(2,224)	18,764,473
MFS International Growth Portfolio	26,928,835	682,740	3,675,609	970,098	3,030,579	27,936,643
MFS International Intrinsic Value Portfolio	26,961,665	670,521	4,574,149	1,565,300	3,449,465	28,072,802
MFS Limited Maturity Portfolio	27,448,215	19,208	3,789,582	1,883	799,541	24,479,265
MFS Mid Cap Growth Series	61,684,797	5,870,459	7,945,171	1,487,026	4,938,234	66,035,345
MFS Mid Cap Value Portfolio	61,208,185	4,061,245	2,629,255	263,639	562,575	63,466,389
MFS New Discovery Series	13,057,402	1,563,745	1,438,457	(57,434)	917,631	14,042,887
MFS New Discovery Value Portfolio	13,033,652	1,396,684	657,041	(18,530)	(139,041)	13,615,724
MFS Research International Portfolio	71,790,353	1,371,588	9,335,434	2,024,464	8,864,445	74,715,416
MFS Research Series	64,661,953	4,860,729	5,976,325	1,256,847	2,761,958	67,565,162
MFS Total Return Bond Series	104,641,931	75,469	13,972,963	(2,149,639)	6,097,633	94,692,431
MFS Value Series	79,360,478	1,585,282	5,214,291	1,346,211	4,088,759	81,166,439
	$895,704,311	$32,655,395	$105,424,591	$1,782,272	$59,662,354	$884,379,741

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	458,169	—
12

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Growth Portfolio	$—	$—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$458,169	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Moderate Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Growth Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Allocation Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.2%
Bond Funds – 19.4%
MFS Global Governments Portfolio - Initial Class (a)	1,413,200	$12,747,061
MFS High Yield Portfolio - Initial Class	3,029,351	15,904,092
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,915,146	15,934,019
MFS Limited Maturity Portfolio - Initial Class	304,095	3,168,671
MFS Total Return Bond Series - Initial Class	1,195,407	14,309,021
		$62,062,864
International Equity Funds – 21.4%
MFS Emerging Markets Equity Portfolio - Initial Class	206,264	$3,246,597
MFS International Growth Portfolio - Initial Class	896,403	16,332,467
MFS International Intrinsic Value Portfolio - Initial Class	458,828	16,361,810
MFS Research International Portfolio - Initial Class	1,648,928	32,731,207
		$68,672,081
Non-Traditional Funds – 4.9%
MFS Global Real Estate Portfolio - Initial Class	1,234,797	$15,867,146
U.S. Equity Funds – 52.8%
MFS Growth Series - Initial Class	425,127	$33,389,509
MFS Mid Cap Growth Series - Initial Class	2,914,297	29,113,823
MFS Mid Cap Value Portfolio - Initial Class	2,700,631	28,707,712
MFS New Discovery Series - Initial Class (a)	446,822	6,416,357
MFS New Discovery Value Portfolio - Initial Class	802,196	6,369,435
MFS Research Series - Initial Class	798,551	29,817,904
MFS Value Series - Initial Class	1,523,504	35,177,703
		$168,992,443
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	5,349,848	$5,350,383
Total Mutual Funds (Identified Cost, $229,424,059)		$320,944,917
Other Assets, Less Liabilities – (0.2)%		(752,298)
Net Assets – 100.0%		$320,192,619

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $320,944,917.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VGAFS-SEM
1

MFS Growth Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in affiliated issuers, at value (identified cost, $229,424,059)	$320,944,917
Receivables for
Investments sold	108,842
Fund shares sold	506,163
Other assets	754
Total assets	$321,560,676
Liabilities
Payables for
Investments purchased	$1,152,602
Fund shares reacquired	172,806
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	107
Distribution and/or service fees	8,612
Payable for independent Trustees' compensation	1,334
Accrued expenses and other liabilities	32,404
Total liabilities	$1,368,057
Net assets	$320,192,619
Net assets consist of
Paid-in capital	$214,938,926
Total distributable earnings (loss)	105,253,693
Net assets	$320,192,619
Shares of beneficial interest outstanding	29,298,451

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,528,105	323,677	$10.90
Service Class	316,664,514	28,974,774	10.93
See Notes to Financial Statements
2

MFS Growth Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$126,527
Other	51
Total investment income	$126,578
Expenses
Distribution and/or service fees	$372,048
Shareholder servicing costs	3,240
Administrative services fee	8,679
Independent Trustees' compensation	4,092
Custodian fee	1,812
Shareholder communications	2,113
Audit and tax fees	25,735
Legal fees	703
Miscellaneous	14,397
Total expenses	$432,819
Net investment income (loss)	$(306,241)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(233,436)
Change in unrealized appreciation or depreciation
Affiliated issuers	$23,074,106
Net realized and unrealized gain (loss)	$22,840,670
Change in net assets from operations	$22,534,429
See Notes to Financial Statements
3

MFS Growth Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(306,241)	$4,006,593
Net realized gain (loss)	(233,436)	14,869,950
Net unrealized gain (loss)	23,074,106	9,357,943
Change in net assets from operations	$22,534,429	$28,234,486
Total distributions to shareholders	$—	$(11,592,304)
Change in net assets from fund share transactions	$(3,469,625)	$299,800
Total change in net assets	$19,064,804	$16,941,982
Net assets
At beginning of period	301,127,815	284,185,833
At end of period	$320,192,619	$301,127,815
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.12	$9.56	$9.35	$13.27	$12.38	$11.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.16	$0.13	$0.26	$0.17	$0.23
Net realized and unrealized gain (loss)	0.78	0.83	1.21	(2.64)	1.75	1.53
Total from investment operations	$0.78	$0.99	$1.34	$(2.38)	$1.92	$1.76
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.26)	$(0.19)	$(0.23)	$(0.25)
From net realized gain	—	(0.31)	(0.87)	(1.35)	(0.80)	(1.06)
Total distributions declared to shareholders	$—	$(0.43)	$(1.13)	$(1.54)	$(1.03)	$(1.31)
Net asset value, end of period (x)	$10.90	$10.12	$9.56	$9.35	$13.27	$12.38
Total return (%) (k)(s)(x)	7.71 (n)	10.34	15.29	(18.27)	15.76	15.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.04 (a)	0.04	0.03	0.04	0.03	0.04
Net investment income (loss) (l)	0.04 (a)	1.54	1.32	2.37	1.31	2.02
Portfolio turnover rate	5 (n)	12	9	2	2	6
Net assets at end of period (000 omitted)	$3,528	$3,297	$3,311	$2,817	$4,564	$4,602

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.16	$9.60	$9.38	$13.30	$12.40	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.14	$0.10	$0.23	$0.14	$0.18
Net realized and unrealized gain (loss)	0.78	0.83	1.22	(2.64)	1.76	1.55
Total from investment operations	$0.77	$0.97	$1.32	$(2.41)	$1.90	$1.73
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.23)	$(0.16)	$(0.20)	$(0.22)
From net realized gain	—	(0.31)	(0.87)	(1.35)	(0.80)	(1.06)
Total distributions declared to shareholders	$—	$(0.41)	$(1.10)	$(1.51)	$(1.00)	$(1.28)
Net asset value, end of period (x)	$10.93	$10.16	$9.60	$9.38	$13.30	$12.40
Total return (%) (k)(s)(x)	7.58 (n)	10.05	15.03	(18.50)	15.54	15.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.29 (a)	0.29	0.28	0.29	0.28	0.29
Net investment income (loss) (l)	(0.21)(a)	1.34	1.04	2.10	1.09	1.57
Portfolio turnover rate	5 (n)	12	9	2	2	6
Net assets at end of period (000 omitted)	$316,665	$297,831	$280,875	$258,142	$352,021	$354,270

See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$320,944,917	$—	$—	$320,944,917
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
9

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$3,145,873
Long-term capital gains	8,446,431
Total distributions	$11,592,304
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$234,757,612
Gross appreciation	89,451,486
Gross depreciation	(3,264,181)
Net unrealized appreciation (depreciation)	$86,187,305
As of 12/31/24
Undistributed ordinary income	5,483,610
Undistributed long-term capital gain	14,122,455
Net unrealized appreciation (depreciation)	63,113,199
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$134,551
Service Class	—	11,457,753
Total	$—	$11,592,304
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
10

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $3,112, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $128.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0058% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $14,265,007 and $16,078,320, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,424	$25,239	3,345	$33,260
Service Class	1,468,030	15,186,982	3,416,984	34,762,312
	1,470,454	$15,212,221	3,420,329	$34,795,572
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	13,322	$134,551
Service Class	—	—	1,128,843	11,457,753
	—	$—	1,142,165	$11,592,304
Shares reacquired
Initial Class	(4,415)	$(45,611)	(37,290)	$(378,714)
Service Class	(1,798,666)	(18,636,235)	(4,500,718)	(45,709,362)
	(1,803,081)	$(18,681,846)	(4,538,008)	$(46,088,076)
Net change
Initial Class	(1,991)	$(20,372)	(20,623)	$(210,903)
Service Class	(330,636)	(3,449,253)	45,109	510,703
	(332,627)	$(3,469,625)	24,486	$299,800
11

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $688 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$3,038,077	$57,987	$312,495	$19,033	$443,995	$3,246,597
MFS Global Governments Portfolio	12,087,244	654,485	866,248	(216,815)	1,088,395	12,747,061
MFS Global Real Estate Portfolio	14,932,859	879,811	413,890	(25,419)	493,785	15,867,146
MFS Growth Series	30,829,895	2,196,382	2,060,427	119,582	2,304,077	33,389,509
MFS High Yield Portfolio	15,262,818	692,237	736,392	(102,258)	787,687	15,904,092
MFS Inflation-Adjusted Bond Portfolio	15,084,858	703,769	1,035,880	(307,311)	1,488,583	15,934,019
MFS Institutional Money Market Portfolio	5,932,104	8,536,708	9,117,695	(32)	(702)	5,350,383
MFS International Growth Portfolio	15,086,250	340,167	1,324,693	136,863	2,093,880	16,332,467
MFS International Intrinsic Value Portfolio	15,089,657	221,831	1,756,008	89,039	2,717,291	16,361,810
MFS Limited Maturity Portfolio	3,062,300	194,841	184,239	(196)	95,965	3,168,671
MFS Mid Cap Growth Series	26,802,230	1,534,775	1,657,846	73,801	2,360,863	29,113,823
MFS Mid Cap Value Portfolio	26,862,390	1,851,476	185,007	(9,447)	188,300	28,707,712
MFS New Discovery Series	5,945,924	456,212	264,966	(5,679)	284,866	6,416,357
MFS New Discovery Value Portfolio	5,955,333	593,369	25,817	(1,761)	(151,689)	6,369,435
MFS Research International Portfolio	30,118,423	578,467	2,559,679	66,740	4,527,256	32,731,207
MFS Research Series	27,766,129	1,353,944	785,114	25,545	1,457,400	29,817,904
MFS Total Return Bond Series	13,681,213	848,367	781,591	(112,698)	673,730	14,309,021
MFS Value Series	32,960,843	1,106,887	1,128,028	17,577	2,220,424	35,177,703
	$300,498,547	$22,801,715	$25,196,015	$(233,436)	$23,074,106	$320,944,917

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$—	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
12

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$126,527	$—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$126,527	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Conservative Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 57.8%
MFS Global Governments Portfolio - Initial Class (a)	2,097,031	$18,915,216
MFS Government Securities Portfolio - Initial Class	2,010,715	22,137,973
MFS High Yield Portfolio - Initial Class	2,298,362	12,066,401
MFS Inflation-Adjusted Bond Portfolio - Initial Class	2,889,867	24,043,689
MFS Limited Maturity Portfolio - Initial Class	2,458,756	25,620,240
MFS Total Return Bond Series - Initial Class	3,042,655	36,420,580
		$139,204,099
International Equity Funds – 9.6%
MFS International Growth Portfolio - Initial Class	282,092	$5,139,719
MFS International Intrinsic Value Portfolio - Initial Class	144,512	5,153,300
MFS Research International Portfolio - Initial Class	649,980	12,902,104
		$23,195,123
Non-Traditional Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	378,500	$4,863,729
U.S. Equity Funds – 28.5%
MFS Growth Series - Initial Class	170,715	$13,407,934
MFS Mid Cap Growth Series - Initial Class	1,010,468	10,094,578
MFS Mid Cap Value Portfolio - Initial Class	925,933	9,842,667
MFS New Discovery Series - Initial Class (a)	174,504	2,505,877
MFS New Discovery Value Portfolio - Initial Class	310,063	2,461,901
MFS Research Series - Initial Class	419,845	15,677,008
MFS Value Series - Initial Class	639,027	14,755,131
		$68,745,096
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	5,004,478	$5,004,979
Total Mutual Funds (Identified Cost, $212,419,913)		$241,013,026
Other Assets, Less Liabilities – (0.0)%		(53,817)
Net Assets – 100.0%		$240,959,209

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $241,013,026.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VCAFS-SEM
1

MFS Conservative Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in affiliated issuers, at value (identified cost, $212,419,913)	$241,013,026
Receivables for
Investments sold	224,484
Other assets	698
Total assets	$241,238,208
Liabilities
Payables for
Fund shares reacquired	$235,372
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	74
Distribution and/or service fees	6,529
Payable for independent Trustees' compensation	1,198
Accrued expenses and other liabilities	35,634
Total liabilities	$278,999
Net assets	$240,959,209
Net assets consist of
Paid-in capital	$202,885,873
Total distributable earnings (loss)	38,073,336
Net assets	$240,959,209
Shares of beneficial interest outstanding	23,423,840

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,774,196	173,374	$10.23
Service Class	239,185,013	23,250,466	10.29
See Notes to Financial Statements
2

MFS Conservative Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from affiliated issuers	$126,071
Other	46
Total investment income	$126,117
Expenses
Distribution and/or service fees	$297,898
Shareholder servicing costs	2,331
Administrative services fee	8,679
Independent Trustees' compensation	3,586
Custodian fee	1,587
Shareholder communications	1,876
Audit and tax fees	25,735
Legal fees	615
Miscellaneous	14,208
Total expenses	$356,515
Net investment income (loss)	$(230,398)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(381,237)
Change in unrealized appreciation or depreciation
Affiliated issuers	$15,691,780
Net realized and unrealized gain (loss)	$15,310,543
Change in net assets from operations	$15,080,145
See Notes to Financial Statements
3

MFS Conservative Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(230,398)	$6,085,441
Net realized gain (loss)	(381,237)	9,553,911
Net unrealized gain (loss)	15,691,780	(554,774)
Change in net assets from operations	$15,080,145	$15,084,578
Total distributions to shareholders	$—	$(6,806,322)
Change in net assets from fund share transactions	$(23,502,505)	$(40,146,568)
Total change in net assets	$(8,422,360)	$(31,868,312)
Net assets
At beginning of period	249,381,569	281,249,881
At end of period	$240,959,209	$249,381,569
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.60	$9.33	$9.12	$12.02	$11.95	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.25	$0.17	$0.21	$0.23	$0.27
Net realized and unrealized gain (loss)	0.63	0.30	0.73	(2.03)	0.60	1.09
Total from investment operations	$0.63	$0.55	$0.90	$(1.82)	$0.83	$1.36
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.28)	$(0.25)	$(0.29)	$(0.31)
From net realized gain	—	(0.09)	(0.41)	(0.83)	(0.47)	(0.54)
Total distributions declared to shareholders	$—	$(0.28)	$(0.69)	$(1.08)	$(0.76)	$(0.85)
Net asset value, end of period (x)	$10.23	$9.60	$9.33	$9.12	$12.02	$11.95
Total return (%) (k)(s)(x)	6.56 (n)	5.86	10.42	(15.39)	7.00	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.05 (a)	0.05	0.03	0.03	0.03	0.03
Net investment income (loss) (l)	0.06 (a)	2.56	1.82	2.05	1.90	2.40
Portfolio turnover rate	4 (n)	2	3	3	1	7
Net assets at end of period (000 omitted)	$1,774	$1,754	$1,734	$1,756	$3,278	$3,061

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.66	$9.38	$9.17	$12.06	$11.99	$11.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.22	$0.14	$0.23	$0.19	$0.23
Net realized and unrealized gain (loss)	0.64	0.31	0.73	(2.07)	0.60	1.11
Total from investment operations	$0.63	$0.53	$0.87	$(1.84)	$0.79	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.25)	$(0.22)	$(0.25)	$(0.28)
From net realized gain	—	(0.09)	(0.41)	(0.83)	(0.47)	(0.54)
Total distributions declared to shareholders	$—	$(0.25)	$(0.66)	$(1.05)	$(0.72)	$(0.82)
Net asset value, end of period (x)	$10.29	$9.66	$9.38	$9.17	$12.06	$11.99
Total return (%) (k)(s)(x)	6.52 (n)	5.65	10.03	(15.53)	6.70	12.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.30 (a)	0.30	0.28	0.28	0.28	0.28
Net investment income (loss) (l)	(0.19)(a)	2.26	1.53	2.29	1.60	1.98
Portfolio turnover rate	4 (n)	2	3	3	1	7
Net assets at end of period (000 omitted)	$239,185	$247,627	$279,516	$298,760	$398,737	$428,229

See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$241,013,026	$—	$—	$241,013,026
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$4,435,750
Long-term capital gains	2,370,572
Total distributions	$6,806,322
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$218,775,262
Gross appreciation	34,581,252
Gross depreciation	(12,343,488)
Net unrealized appreciation (depreciation)	$22,237,764
As of 12/31/24
Undistributed ordinary income	6,845,388
Undistributed long-term capital gain	9,601,819
Net unrealized appreciation (depreciation)	6,545,984
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$49,887
Service Class	—	6,756,435
Total	$—	$6,806,322
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
10

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,236, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $95.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0072% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $10,261,044 and $32,642,471, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	106	$1,038	2,171	$21,150
Service Class	304,987	2,980,281	435,553	4,217,669
	305,093	$2,981,319	437,724	$4,238,819
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,159	$49,887
Service Class	—	—	693,679	6,756,435
	—	$—	698,838	$6,806,322
Shares reacquired
Initial Class	(9,453)	$(91,441)	(10,464)	$(98,661)
Service Class	(2,682,349)	(26,392,383)	(5,286,528)	(51,093,048)
	(2,691,802)	$(26,483,824)	(5,296,992)	$(51,191,709)
Net change
Initial Class	(9,347)	$(90,403)	(3,134)	$(27,624)
Service Class	(2,377,362)	(23,412,102)	(4,157,296)	(40,118,944)
	(2,386,709)	$(23,502,505)	(4,160,430)	$(40,146,568)
11

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $559 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$20,081,474	$129,889	$2,645,898	$(754,532)	$2,104,283	$18,915,216
MFS Global Real Estate Portfolio	4,815,089	417,735	551,678	18,707	163,876	4,863,729
MFS Government Securities Portfolio	23,959,569	152,503	2,915,204	(702,617)	1,643,722	22,137,973
MFS Growth Series	12,928,908	1,885,764	2,630,704	621,557	602,409	13,407,934
MFS High Yield Portfolio	12,629,713	24,518	1,120,259	(140,450)	672,879	12,066,401
MFS Inflation-Adjusted Bond Portfolio	25,081,066	156,226	3,023,735	(944,497)	2,774,629	24,043,689
MFS Institutional Money Market Portfolio	6,385,189	1,397,248	2,776,633	(211)	(614)	5,004,979
MFS International Growth Portfolio	4,990,958	273,108	875,831	203,773	547,711	5,139,719
MFS International Intrinsic Value Portfolio	4,995,033	292,135	1,074,598	341,901	598,829	5,153,300
MFS Limited Maturity Portfolio	27,829,775	166,149	3,197,918	4,270	817,964	25,620,240
MFS Mid Cap Growth Series	9,737,757	1,350,121	2,013,942	379,810	640,832	10,094,578
MFS Mid Cap Value Portfolio	9,626,644	1,065,221	994,895	78,497	67,200	9,842,667
MFS New Discovery Series	2,391,649	412,954	460,315	(51,990)	213,579	2,505,877
MFS New Discovery Value Portfolio	2,380,619	369,206	257,988	1,354	(31,290)	2,461,901
MFS Research International Portfolio	12,475,460	683,132	2,178,803	370,355	1,551,960	12,902,104
MFS Research Series	15,471,403	1,741,756	2,518,272	460,252	521,869	15,677,008
MFS Total Return Bond Series	39,066,304	225,678	4,364,999	(643,258)	2,136,855	36,420,580
MFS Value Series	14,616,685	914,949	1,817,432	375,842	665,087	14,755,131
	$249,463,295	$11,658,292	$35,419,104	$(381,237)	$15,691,780	$241,013,026

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	126,071	—
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Growth Portfolio	$—	$—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$126,071	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Mid Cap Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 3.1%
Howmet Aerospace, Inc.	18,010	$3,352,201
KBR, Inc.	79,429	3,807,826
L3Harris Technologies, Inc.	18,131	4,547,980
Leidos Holdings, Inc.	30,472	4,807,263
Standard Aero, Inc. (a)	42,198	1,335,567
		$17,850,837
Airlines – 1.2%
Alaska Air Group, Inc. (a)	50,141	$2,480,977
Delta Air Lines, Inc.	87,167	4,286,873
		$6,767,850
Apparel Manufacturers – 0.4%
Skechers USA, Inc., “A” (a)	40,181	$2,535,421
Automotive – 1.7%
Aptiv PLC (a)	75,463	$5,148,086
LKQ Corp.	127,225	4,708,597
		$9,856,683
Biotechnology – 0.3%
Biogen, Inc. (a)	15,742	$1,977,038
Broadcasting – 0.8%
Nexstar Media Group, Inc.	10,506	$1,817,013
Omnicom Group, Inc.	41,650	2,996,301
		$4,813,314
Brokerage & Asset Managers – 2.4%
Carlyle Group, Inc.	62,984	$3,237,378
Raymond James Financial, Inc.	51,327	7,872,022
TPG, Inc.	51,054	2,677,782
		$13,787,182
Business Services – 2.6%
Fidelity National Information Services, Inc.	72,464	$5,899,294
Global Payments, Inc.	52,839	4,229,234
TransUnion	52,044	4,579,872
		$14,708,400
Chemicals – 0.8%
Eastman Chemical Co.	58,577	$4,373,359
Computer Software – 1.0%
Check Point Software Technologies Ltd. (a)	18,497	$4,092,461
Pegasystems, Inc.	32,407	1,754,191
		$5,846,652
VMCFS-SEM
1

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.5%
CDW Corp.	25,506	$4,555,116
Zebra Technologies Corp., “A” (a)	12,299	3,792,520
		$8,347,636
Construction – 7.5%
Allegion PLC	38,014	$5,478,578
Builders FirstSource, Inc. (a)	22,126	2,581,883
Essex Property Trust, Inc., REIT	15,290	4,333,186
Ferguson Enterprises, Inc.	18,772	4,087,603
James Hardie Industries PLC (a)(l)	126,627	3,405,000
Mid-America Apartment Communities, Inc., REIT	28,365	4,198,303
Mohawk Industries, Inc. (a)	28,319	2,968,964
Otis Worldwide Corp.	37,249	3,688,396
Stanley Black & Decker, Inc.	45,949	3,113,045
Sun Communities, Inc., REIT	34,042	4,305,972
Toll Brothers, Inc.	44,660	5,097,046
		$43,257,976
Consumer Products – 2.0%
International Flavors & Fragrances, Inc.	51,136	$3,761,053
Kenvue, Inc.	270,805	5,667,949
Newell Brands, Inc.	332,833	1,797,298
		$11,226,300
Containers – 2.2%
Amcor PLC	386,575	$3,552,624
Avery Dennison Corp.	21,564	3,783,835
Graphic Packaging Holding Co.	255,683	5,387,241
		$12,723,700
Electrical Equipment – 1.4%
nVent Electric PLC	45,603	$3,340,420
TE Connectivity PLC	29,084	4,905,598
		$8,246,018
Electronics – 3.5%
Corning, Inc.	94,296	$4,959,027
Entegris, Inc.	31,107	2,508,779
Flex Ltd. (a)	131,415	6,560,237
NXP Semiconductors N.V.	17,595	3,844,331
Skyworks Solutions, Inc.	32,350	2,410,722
		$20,283,096
Energy - Independent – 3.3%
Diamondback Energy, Inc.	31,787	$4,367,534
Expand Energy Corp.	54,181	6,335,926
Permian Resources Corp.	310,174	4,224,570
Valero Energy Corp.	29,910	4,020,502
		$18,948,532
Energy - Renewables – 0.4%
AES Corp.	194,386	$2,044,941
Engineering - Construction – 0.8%
Jacobs Solutions, Inc.	36,376	$4,781,625
2

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.7%
Coca-Cola Europacific Partners PLC	47,425	$4,397,246
ConAgra Brands, Inc.	107,268	2,195,776
Hershey Co.	19,024	3,157,033
Ingredion, Inc.	29,940	4,060,463
Lamb Weston Holdings, Inc.	35,764	1,854,363
		$15,664,881
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	197,560	$4,249,516
Forest & Paper Products – 0.6%
International Paper Co.	77,230	$3,616,681
Gaming & Lodging – 2.7%
Hyatt Hotels Corp.	30,152	$4,210,727
International Game Technology PLC	158,758	2,509,964
VICI Properties, Inc., REIT	161,735	5,272,561
Viking Holdings Ltd. (a)	67,652	3,605,175
		$15,598,427
Health Maintenance Organizations – 0.6%
Humana, Inc.	13,773	$3,367,223
Insurance – 8.9%
American International Group, Inc.	61,115	$5,230,833
Assurant, Inc.	31,861	6,292,229
Corebridge Financial, Inc.	144,510	5,130,105
Equitable Holdings, Inc.	91,977	5,159,910
Everest Group Ltd.	10,670	3,626,199
Hanover Insurance Group, Inc.	25,958	4,409,485
Hartford Insurance Group, Inc.	58,657	7,441,814
Lincoln National Corp.	94,608	3,273,437
Voya Financial, Inc.	57,797	4,103,587
Willis Towers Watson PLC	20,794	6,373,361
		$51,040,960
Leisure & Toys – 1.9%
Brunswick Corp.	66,240	$3,659,097
Electronic Arts, Inc.	26,810	4,281,557
Mattel, Inc. (a)	138,836	2,737,846
		$10,678,500
Machinery & Tools – 5.2%
AGCO Corp.	42,313	$4,365,009
ITT, Inc.	23,875	3,744,316
Nordson Corp.	14,580	3,125,515
PACCAR, Inc.	33,361	3,171,297
Pentair PLC	49,388	5,070,172
Regal Rexnord Corp.	29,194	4,231,962
Wabtec Corp.	28,823	6,034,095
		$29,742,366
Major Banks – 0.8%
Regions Financial Corp.	207,112	$4,871,274
3

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	20,661	$6,195,201
ICON PLC (a)	16,066	2,336,800
Labcorp Holdings, Inc.	15,186	3,986,477
Universal Health Services, Inc.	19,820	3,590,393
Ventas, Inc., REIT	61,350	3,874,252
		$19,983,123
Medical Equipment – 4.1%
Agilent Technologies, Inc.	52,859	$6,237,890
Avantor, Inc. (a)	150,840	2,030,306
Becton, Dickinson and Co.	23,572	4,060,277
GE Healthcare Technologies, Inc.	34,697	2,570,007
Revvity, Inc.	29,879	2,889,897
STERIS PLC	16,771	4,028,730
Teleflex, Inc.	16,135	1,909,739
		$23,726,846
Metals & Mining – 0.5%
Nucor Corp.	20,611	$2,669,949
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	24,843	$3,828,555
Natural Gas - Pipeline – 1.7%
Plains GP Holdings LP	191,402	$3,718,941
Targa Resources Corp.	35,603	6,197,770
		$9,916,711
Oil Services – 0.9%
Halliburton Co.	81,996	$1,671,078
TechnipFMC PLC	100,983	3,477,855
		$5,148,933
Other Banks & Diversified Financials – 5.5%
Columbia Banking System, Inc.	102,299	$2,391,751
East West Bancorp, Inc.	44,764	4,520,269
Fifth Third Bancorp	78,223	3,217,312
M&T Bank Corp.	34,666	6,724,857
Northern Trust Corp.	46,943	5,951,903
Prosperity Bancshares, Inc.	38,794	2,724,890
SLM Corp.	115,428	3,784,884
Synchrony Financial	38,192	2,548,934
		$31,864,800
Pharmaceuticals – 0.2%
Organon & Co.	132,167	$1,279,377
Pollution Control – 0.9%
GFL Environmental, Inc.	97,815	$4,935,745
Railroad & Shipping – 0.7%
Norfolk Southern Corp.	15,996	$4,094,496
4

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.3%
Brixmor Property Group, Inc., REIT	176,825	$4,604,523
Jones Lang LaSalle, Inc. (a)	15,551	3,977,635
W.P. Carey, Inc., REIT	72,264	4,507,828
		$13,089,986
Real Estate - Storage – 1.5%
Extra Space Storage, Inc., REIT	39,861	$5,877,106
Rexford Industrial Realty, Inc., REIT	74,710	2,657,435
		$8,534,541
Restaurants – 3.6%
Aramark	144,327	$6,042,971
Darden Restaurants, Inc.	15,924	3,470,954
SYSCO Corp.	55,074	4,171,305
U.S. Foods Holding Corp. (a)	92,353	7,112,105
		$20,797,335
Specialty Chemicals – 2.0%
Ashland, Inc.	58,732	$2,953,045
Corteva, Inc.	49,380	3,680,291
DuPont de Nemours, Inc.	68,215	4,678,867
		$11,312,203
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	31,506	$3,397,292
Ross Stores, Inc.	32,849	4,190,875
		$7,588,167
Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	17,883	$2,567,999
Knight-Swift Transportation Holdings, Inc.	47,868	2,117,201
		$4,685,200
Utilities - Electric Power – 6.6%
Alliant Energy Corp.	86,087	$5,205,681
CenterPoint Energy, Inc.	113,431	4,167,455
CMS Energy Corp.	79,747	5,524,872
Edison International	42,492	2,192,587
PG&E Corp.	425,016	5,924,723
Pinnacle West Capital Corp.	49,853	4,460,348
Public Service Enterprise Group, Inc.	74,301	6,254,658
Sempra Energy	53,225	4,032,859
		$37,763,183
Total Common Stocks (Identified Cost, $423,077,124)		$562,425,538
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6% (Identified Cost, $2,454,000)	49,080	$3,337,440
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $8,578,002)	8,578,076	$8,578,933
5

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $3,217,675)	3,217,675	$3,217,675
Other Assets, Less Liabilities – (0.4)%		(2,527,742)
Net Assets – 100.0%		$575,031,844

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,578,933 and
$568,980,653, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Mid Cap Value Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $3,062,771 of securities on loan (identified cost, $428,748,799)	$568,980,653
Investments in affiliated issuers, at value (identified cost, $8,578,002)	8,578,933
Cash	19,180
Receivables for
Investments sold	213,443
Fund shares sold	520,927
Interest and dividends	752,177
Other assets	1,182
Total assets	$579,066,495
Liabilities
Payables for
Fund shares reacquired	$721,144
Collateral for securities loaned, at value	3,217,675
Payable to affiliates
Investment adviser	46,266
Administrative services fee	917
Shareholder servicing costs	259
Distribution and/or service fees	7,865
Payable for independent Trustees' compensation	2,111
Accrued expenses and other liabilities	38,414
Total liabilities	$4,034,651
Net assets	$575,031,844
Net assets consist of
Paid-in capital	$359,832,669
Total distributable earnings (loss)	215,199,175
Net assets	$575,031,844
Shares of beneficial interest outstanding	54,581,055

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$287,247,851	27,026,022	$10.63
Service Class	287,783,993	27,555,033	10.44
See Notes to Financial Statements
7

MFS Mid Cap Value Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,658,301
Dividends from affiliated issuers	293,638
Income on securities loaned	8,641
Other	6,660
Foreign taxes withheld	(5,481)
Total investment income	$5,961,759
Expenses
Management fee	$2,041,617
Distribution and/or service fees	340,158
Shareholder servicing costs	8,737
Administrative services fee	41,164
Independent Trustees' compensation	6,640
Custodian fee	13,589
Shareholder communications	9,617
Audit and tax fees	36,308
Legal fees	1,207
Miscellaneous	15,843
Total expenses	$2,514,880
Reduction of expenses by investment adviser	(37,857)
Net expenses	$2,477,023
Net investment income (loss)	$3,484,736
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$16,487,657
Affiliated issuers	(416)
Net realized gain (loss)	$16,487,241
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(17,109,753)
Affiliated issuers	(3)
Translation of assets and liabilities in foreign currencies	2,863
Net unrealized gain (loss)	$(17,106,893)
Net realized and unrealized gain (loss)	$(619,652)
Change in net assets from operations	$2,865,084
See Notes to Financial Statements
8

MFS Mid Cap Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$3,484,736	$5,507,581
Net realized gain (loss)	16,487,241	52,780,108
Net unrealized gain (loss)	(17,106,893)	8,024,630
Change in net assets from operations	$2,865,084	$66,312,319
Total distributions to shareholders	$—	$(28,085,441)
Change in net assets from fund share transactions	$24,714,080	$15,368,118
Total change in net assets	$27,579,164	$53,594,996
Net assets
At beginning of period	547,452,680	493,857,684
At end of period	$575,031,844	$547,452,680
See Notes to Financial Statements
9

MFS Mid Cap Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.59	$9.83	$9.19	$11.09	$8.59	$8.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.13	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss)	(0.03)	1.22	1.00	(1.10)	2.55	0.19
Total from investment operations	$0.04	$1.34	$1.13	$(0.96)	$2.65	$0.28
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.17)	$(0.10)	$(0.08)	$(0.10)
From net realized gain	—	(0.45)	(0.32)	(0.84)	(0.07)	(0.33)
Total distributions declared to shareholders	$—	$(0.58)	$(0.49)	$(0.94)	$(0.15)	$(0.43)
Net asset value, end of period (x)	$10.63	$10.59	$9.83	$9.19	$11.09	$8.59
Total return (%) (k)(r)(s)(x)	0.38 (n)	13.75	12.73	(8.79)	30.99	3.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80 (a)	0.80	0.80	0.80	0.80	0.81
Expenses after expense reductions	0.79 (a)	0.78	0.78	0.79	0.79	0.80
Net investment income (loss)	1.40 (a)	1.16	1.43	1.45	0.97	1.22
Portfolio turnover rate	12 (n)	27	24	21	26	35
Net assets at end of period (000 omitted)	$287,248	$277,830	$264,612	$246,813	$316,524	$271,131

See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.42	$9.68	$9.06	$10.95	$8.50	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.11	$0.12	$0.07	$0.08
Net realized and unrealized gain (loss)	(0.04)	1.20	0.97	(1.09)	2.52	0.18
Total from investment operations	$0.02	$1.30	$1.08	$(0.97)	$2.59	$0.26
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.14)	$(0.08)	$(0.07)	$(0.08)
From net realized gain	—	(0.45)	(0.32)	(0.84)	(0.07)	(0.33)
Total distributions declared to shareholders	$—	$(0.56)	$(0.46)	$(0.92)	$(0.14)	$(0.41)
Net asset value, end of period (x)	$10.44	$10.42	$9.68	$9.06	$10.95	$8.50
Total return (%) (k)(r)(s)(x)	0.19 (n)	13.52	12.39	(9.00)	30.60	3.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05 (a)	1.05	1.05	1.05	1.05	1.06
Expenses after expense reductions	1.04 (a)	1.03	1.03	1.04	1.04	1.05
Net investment income (loss)	1.16 (a)	0.92	1.19	1.24	0.74	1.01
Portfolio turnover rate	12 (n)	27	24	21	26	35
Net assets at end of period (000 omitted)	$287,784	$269,622	$229,246	$200,016	$227,898	$142,916

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
12

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$565,762,978	$—	$—	$565,762,978
Investment Companies	11,796,608	—	—	11,796,608
Total	$577,559,586	$—	$—	$577,559,586
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,062,771.  The fair value of the fund's investment securities on loan and a related liability of $3,217,675 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
13

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$6,017,383
Long-term capital gains	22,068,058
Total distributions	$28,085,441
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$441,438,721
Gross appreciation	161,571,135
Gross depreciation	(25,450,270)
Net unrealized appreciation (depreciation)	$136,120,865
As of 12/31/24
Undistributed ordinary income	9,520,927
Undistributed long-term capital gain	48,758,335
Other temporary differences	(1,242)
Net unrealized appreciation (depreciation)	154,056,071
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$14,812,334
Service Class	—	13,273,107
Total	$—	$28,085,441
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $37,857, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $7,583, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,154.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $283,915. The sales transactions resulted in net realized gains (losses) of $62,847.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $6,580, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $94,344,681 and $64,990,106, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,081,372	$31,058,847	4,105,333	$43,176,139
Service Class	3,881,802	39,771,771	5,739,620	59,958,635
	6,963,174	$70,830,618	9,844,953	$103,134,774
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,427,007	$14,812,334
Service Class	—	—	1,298,738	13,273,107
	—	$—	2,725,745	$28,085,441
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(2,287,618)	$(23,767,645)	(6,226,816)	$(65,623,961)
Service Class	(2,202,124)	(22,348,893)	(4,843,970)	(50,228,136)
	(4,489,742)	$(46,116,538)	(11,070,786)	$(115,852,097)
Net change
Initial Class	793,754	$7,291,202	(694,476)	$(7,635,488)
Service Class	1,679,678	17,422,878	2,194,388	23,003,606
	2,473,432	$24,714,080	1,499,912	$15,368,118
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the  MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 11%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $1,271 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,669,783	$53,481,589	$58,572,020	$(416)	$(3)	$8,578,933

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$293,638	$—
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
18

MFS Inflation-Adjusted Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 99.1%
Asset-Backed & Securitized – 2.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.111%, 11/15/2054 (i)		$2,061,710	$80,285
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.169% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)		178,459	178,363
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.901% (SOFR - 1mo. + 0.6%), 2/18/2028		213,322	213,427
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.33%, 7/15/2054 (i)		1,923,304	102,181
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.7%, 2/15/2054 (i)		1,296,888	87,743
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)		4,220,884	211,361
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.251%, 3/15/2054 (i)		2,500,501	105,981
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		3,195,646	168,297
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.367%, 8/15/2054 (i)		3,878,219	208,060
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027		250,713	250,673
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)		114,870	114,796
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.386%, 2/15/2054 (i)		3,203,958	178,713
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.134%, 6/15/2064 (i)		1,283,508	57,223
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		66,000	66,189
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)		131,605	131,568
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.4%, 5/15/2054 (i)		1,637,391	80,889
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.287%, 6/15/2054 (i)		1,921,940	83,465
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 0% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)(w)		625,000	625,000
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029		125,000	125,481
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027		362,787	362,905
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)		104,000	104,011
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)		1,416,468	92,653
			$3,629,264
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$294,567
Emerging Market Sovereign – 0.5%
Oriental Republic of Uruguay, 3.7%, 6/26/2037	UYU	30,236,733	$783,311
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$81,326
International Market Sovereign – 50.2%
Commonwealth of Australia, Inflation Linked Bond, 0.25%, 11/21/2032	AUD	2,651,875	$1,556,424
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		387,271	217,386
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	5,605,662	4,856,663
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		621,924	532,381
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,272,317	862,027
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	429,533,000	3,033,373
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		240,597,900	1,781,066
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	1,159,958	689,979
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	1,387,191	1,648,496
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		1,866,654	2,115,376
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,047,250	2,531,182
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2032	SEK	16,057,483	1,649,574
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030	EUR	1,462,267	1,720,058
Republic of France, Inflation Linked Bond, 0.6%, 7/25/2034 (n)		5,413,823	6,045,538
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		497,890	415,119
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		335,664	255,149
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		9,949,761	11,766,037
VIAFS-SEM
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041	EUR	3,078,318	$3,906,543
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		1,024,136	751,009
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	2,493,627	3,354,299
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		3,349,357	4,400,031
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,968,010	2,873,727
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,649,293	4,713,614
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,924,982	4,512,675
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,347,345	2,581,854
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		496,068	473,789
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,143,612	1,038,596
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,115,862	2,190,395
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		376,944	352,195
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,052,125	1,723,771
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		468,745	515,542
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,231,455	1,643,762
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,234,760	966,059
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		586,849	389,760
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,296,638	839,011
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		221,763	159,462
			$79,061,922
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$494,312
Mortgage-Backed – 1.4%
Fannie Mae, 4%, 9/25/2050 (i)		$231,902	$45,607
Fannie Mae, 5.755%, 11/25/2053		215,840	217,230
Freddie Mac, 0.63%, 5/25/2029 (i)		2,662,997	44,066
Freddie Mac, 1.005%, 7/25/2029 (i)		1,264,362	39,267
Freddie Mac, 0.734%, 1/25/2030 (i)		742,941	17,848
Freddie Mac, 1.913%, 4/25/2030 (i)		564,669	42,198
Freddie Mac, 1.769%, 5/25/2030 (i)		1,221,668	87,640
Freddie Mac, 1.261%, 9/25/2030 (i)		646,322	34,343
Freddie Mac, 0.413%, 1/25/2031 (i)		4,843,302	67,542
Freddie Mac, 0.871%, 1/25/2031 (i)		1,882,263	71,783
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	64,286
Freddie Mac, 0.607%, 3/25/2031 (i)		5,886,110	139,031
Freddie Mac, 1.323%, 5/25/2031 (i)		709,327	43,162
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	56,403
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	135,877
Freddie Mac, 0.955%, 9/25/2031 (i)		1,417,400	63,410
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	138,606
Freddie Mac, 0.596%, 12/25/2031 (i)		6,916,623	189,320
Freddie Mac, 0.664%, 12/25/2031 (i)		1,130,491	34,322
Freddie Mac, 0.431%, 5/25/2033 (i)		3,200,000	68,190
Freddie Mac, 1.091%, 9/25/2034 (i)		789,814	55,183
Freddie Mac, 5.125%, 9/25/2052		312,340	307,337
Freddie Mac, 5.205%, 10/25/2054		223,948	223,856
			$2,186,507
U.S. Treasury Inflation Protected Securities – 44.1%
U.S. Treasury Bonds, 0.375%, 1/15/2027 (f)		$3,605,574	$3,556,286
U.S. Treasury Bonds, 1.75%, 1/15/2034		5,483,127	5,435,123
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,677,146	1,655,248
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,081,219	7,826,150
U.S. Treasury Bonds, 0.75%, 2/15/2045		4,120,927	3,007,291
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 0.125%, 2/15/2052	$4,315,663	$2,302,250
U.S. Treasury Bonds, 2.125%, 2/15/2054	1,422,599	1,300,971
U.S. Treasury Notes, 0.5%, 1/15/2028	9,220,758	9,049,144
U.S. Treasury Notes, 0.875%, 1/15/2029	11,014,888	10,843,570
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)	17,342,580	16,067,650
U.S. Treasury Notes, 0.125%, 1/15/2032	9,350,661	8,474,599
		$69,518,282
Total Bonds (Identified Cost, $166,046,806)		$156,049,491
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $1,166,628)	1,166,627	$1,166,744
Other Assets, Less Liabilities – 0.2%		314,428
Net Assets – 100.0%		$157,530,663

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,166,744 and
$156,049,491, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,918,181, representing 8.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
UYU	Uruguayan Peso

3

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	604,997	USD	394,857	Barclays Bank PLC	7/18/2025	$3,429
AUD	1,832,490	USD	1,199,875	HSBC Bank	7/18/2025	6,500
AUD	1,194,645	USD	762,881	JPMorgan Chase Bank N.A.	7/18/2025	23,584
AUD	1,242,782	USD	798,080	Morgan Stanley Capital Services LLC	7/18/2025	20,075
AUD	1,892,137	USD	1,172,255	State Street Corp.	7/18/2025	73,387
CAD	2,951,951	USD	2,165,764	Goldman Sachs International	7/18/2025	3,744
CAD	60,401	USD	43,810	Morgan Stanley Capital Services LLC	7/18/2025	581
CAD	252,290	USD	182,126	State Street Corp.	7/18/2025	3,294
CAD	427,068	USD	312,814	UBS AG	7/18/2025	1,056
CHF	51,372	USD	61,232	JPMorgan Chase Bank N.A.	7/18/2025	3,643
CHF	943,838	USD	1,156,006	Morgan Stanley Capital Services LLC	7/18/2025	35,918
CHF	27,035	USD	31,832	State Street Corp.	7/18/2025	2,309
CHF	49,299	USD	60,816	UBS AG	7/18/2025	1,441
DKK	2,083,888	USD	317,926	State Street Corp.	7/18/2025	11,478
EUR	116,887	USD	133,053	BNP Paribas	7/18/2025	4,779
EUR	814,065	USD	950,064	Goldman Sachs International	7/18/2025	9,877
EUR	4,596,348	USD	5,238,198	HSBC Bank	7/18/2025	181,787
EUR	162,799	USD	182,067	JPMorgan Chase Bank N.A.	7/18/2025	9,905
EUR	2,036,805	USD	2,319,002	Merrill Lynch International	7/18/2025	82,785
EUR	1,276,420	USD	1,436,120	Morgan Stanley Capital Services LLC	7/18/2025	69,027
EUR	2,794,816	USD	3,149,055	State Street Corp.	7/18/2025	146,574
GBP	55,630	USD	74,351	Barclays Bank PLC	7/18/2025	2,014
GBP	108,623	USD	141,421	Deutsche Bank AG	7/18/2025	7,691
GBP	1,523,325	USD	2,009,482	Morgan Stanley Capital Services LLC	7/18/2025	81,657
GBP	2,435,822	USD	3,196,978	State Street Corp.	7/18/2025	146,790
GBP	30,312	USD	41,008	UBS AG	7/18/2025	603
JPY	117,468,551	USD	812,133	JPMorgan Chase Bank N.A.	7/18/2025	5,049
JPY	6,176,147	USD	42,596	Morgan Stanley Capital Services LLC	7/18/2025	369
NOK	61,411	USD	5,771	Deutsche Bank AG	7/18/2025	322
SEK	3,549,361	USD	368,422	Morgan Stanley Capital Services LLC	7/18/2025	7,126
USD	508,051	JPY	72,473,172	HSBC Bank	7/18/2025	3,883
USD	489,066	JPY	69,816,764	Morgan Stanley Capital Services LLC	7/18/2025	3,379
						$954,056
Liability Derivatives
CAD	581,919	USD	428,786	JPMorgan Chase Bank N.A.	7/18/2025	$(1,111)
JPY	18,683,867	USD	130,906	BNP Paribas	7/18/2025	(930)
JPY	28,250,273	USD	199,192	Merrill Lynch International	7/18/2025	(2,666)
JPY	118,967,493	USD	829,355	Morgan Stanley Capital Services LLC	7/18/2025	(1,745)
JPY	22,535,270	USD	157,475	State Street Corp.	7/18/2025	(706)
NOK	3,812,460	USD	384,948	State Street Corp.	7/18/2025	(6,671)
USD	381,137	AUD	596,533	HSBC Bank	7/18/2025	(11,576)
USD	7,689	AUD	11,885	JPMorgan Chase Bank N.A.	7/18/2025	(136)
USD	1,549,948	AUD	2,389,303	Morgan Stanley Capital Services LLC	7/18/2025	(22,992)
USD	1,611,253	AUD	2,465,202	State Street Corp.	7/18/2025	(11,651)
USD	1,843,311	CAD	2,546,645	BNP Paribas	7/18/2025	(28,321)
USD	1,824,332	CAD	2,520,314	Goldman Sachs International	7/18/2025	(27,949)
USD	41,614	CAD	58,074	JPMorgan Chase Bank N.A.	7/18/2025	(1,067)
USD	2,592,334	CAD	3,578,846	Merrill Lynch International	7/18/2025	(37,905)
USD	60,238	CAD	85,291	Morgan Stanley Capital Services LLC	7/18/2025	(2,446)
USD	632,191	CHF	509,448	Deutsche Bank AG	7/18/2025	(11,165)
USD	696,779	CHF	562,096	State Street Corp.	7/18/2025	(13,063)
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	1,334,956	EUR	1,177,583	HSBC Bank	7/18/2025	$(53,642)
USD	1,588,948	EUR	1,428,275	JPMorgan Chase Bank N.A.	7/18/2025	(95,265)
USD	242,690	EUR	212,834	Merrill Lynch International	7/18/2025	(8,282)
USD	506,859	EUR	441,824	Morgan Stanley Capital Services LLC	7/18/2025	(14,136)
USD	4,074,277	EUR	3,592,267	State Street Corp.	7/18/2025	(161,703)
USD	154,576	GBP	114,567	Barclays Bank PLC	7/18/2025	(2,696)
USD	1,977,844	GBP	1,482,000	HSBC Bank	7/18/2025	(56,567)
USD	193,647	GBP	149,222	JPMorgan Chase Bank N.A.	7/18/2025	(11,197)
USD	1,415,682	GBP	1,053,772	Merrill Lynch International	7/18/2025	(30,880)
USD	287,206	GBP	212,851	Morgan Stanley Capital Services LLC	7/18/2025	(4,985)
USD	1,604,135	GBP	1,218,699	State Street Corp.	7/18/2025	(68,832)
USD	320,051	GBP	240,951	UBS AG	7/18/2025	(10,713)
USD	214,199	JPY	31,010,831	JPMorgan Chase Bank N.A.	7/18/2025	(1,531)
USD	2,630,987	JPY	387,024,887	Morgan Stanley Capital Services LLC	7/18/2025	(61,391)
USD	30,116	NZD	54,117	Deutsche Bank AG	7/18/2025	(2,887)
USD	15,286	NZD	26,274	State Street Corp.	7/18/2025	(737)
USD	551,624	SEK	5,372,821	Deutsche Bank AG	7/18/2025	(16,858)
USD	1,028,776	SEK	9,838,833	Goldman Sachs International	7/18/2025	(12,244)
USD	360,136	SEK	3,516,138	Morgan Stanley Capital Services LLC	7/18/2025	(11,896)
						$(808,542)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	33	$2,489,410	September – 2025	$4,693
Euro-BTP 10 yr	Long	EUR	2	285,064	September – 2025	1,809
Euro-Buxl 30 yr	Short	EUR	10	1,398,699	September – 2025	19,624
U.S. Treasury Note 10 yr	Long	USD	45	5,045,625	September – 2025	61,438
U.S. Treasury Note 2 yr	Long	USD	33	6,864,774	September – 2025	29,273
						$116,837
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	27	$2,418,946	September – 2025	$(15,149)
Euro-Bobl 5 yr	Short	EUR	23	3,188,288	September – 2025	(2,683)
Euro-Oat 10 yr	Long	EUR	25	3,646,935	September – 2025	(27,741)
U.S. Treasury Ultra Bond 30 yr	Short	USD	6	714,750	September – 2025	(29,648)
						$(75,221)

5

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	CPI-U / At Maturity	2.6365% / At Maturity	$24,432	$—	$24,432
2/05/27	USD	8,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	10,254	—	10,254
						$34,686	$—	$34,686

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / At Maturity	$44,139	$—	$44,139
At June 30, 2025, the fund had liquid securities with an aggregate value of $513,653 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $166,046,806)	$156,049,491
Investments in affiliated issuers, at value (identified cost, $1,166,628)	1,166,744
Cash	11,412
Foreign currency, at value (identified cost, $4)	4
Receivables for
Net daily variation margin on open cleared swap agreements	2,107
Forward foreign currency exchange contracts	954,056
Investments sold	897,394
Fund shares sold	109,559
Interest	506,477
Uncleared swaps, at value	44,139
Other assets	506
Total assets	$159,741,889
Liabilities
Payables for
Forward foreign currency exchange contracts	$808,542
Net daily variation margin on open futures contracts	1,506
Investments purchased	1,295,725
Fund shares reacquired	45,073
Payable to affiliates
Investment adviser	8,375
Administrative services fee	340
Shareholder servicing costs	50
Distribution and/or service fees	2,048
Payable for independent Trustees' compensation	840
Accrued expenses and other liabilities	48,727
Total liabilities	$2,211,226
Net assets	$157,530,663
Net assets consist of
Paid-in capital	$185,535,996
Total distributable earnings (loss)	(28,005,333)
Net assets	$157,530,663
Shares of beneficial interest outstanding	19,069,402

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$82,717,962	9,947,313	$8.32
Service Class	74,812,701	9,122,089	8.20
See Notes to Financial Statements
7

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$4,035,477
Dividends from affiliated issuers	60,843
Other	33
Total investment income	$4,096,353
Expenses
Management fee	$386,121
Distribution and/or service fees	89,877
Shareholder servicing costs	1,638
Administrative services fee	15,563
Independent Trustees' compensation	2,616
Custodian fee	12,848
Shareholder communications	1,659
Audit and tax fees	29,377
Legal fees	772
Miscellaneous	21,599
Total expenses	$562,070
Reduction of expenses by investment adviser	(10,737)
Net expenses	$551,333
Net investment income (loss)	$3,545,020
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,930,778)
Affiliated issuers	(962)
Futures contracts	(72,950)
Swap agreements	(4,946)
Forward foreign currency exchange contracts	83,386
Foreign currency	3,912
Net realized gain (loss)	$(1,922,338)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,856,484
Affiliated issuers	(198)
Futures contracts	77,770
Swap agreements	90,137
Forward foreign currency exchange contracts	(72,622)
Translation of assets and liabilities in foreign currencies	18,080
Net unrealized gain (loss)	$9,969,651
Net realized and unrealized gain (loss)	$8,047,313
Change in net assets from operations	$11,592,333
See Notes to Financial Statements
8

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$3,545,020	$5,437,856
Net realized gain (loss)	(1,922,338)	(4,068,729)
Net unrealized gain (loss)	9,969,651	(7,977,380)
Change in net assets from operations	$11,592,333	$(6,608,253)
Total distributions to shareholders	$—	$(5,600,575)
Change in net assets from fund share transactions	$(13,211,625)	$(4,533,707)
Total change in net assets	$(1,619,292)	$(16,742,535)
Net assets
At beginning of period	159,149,955	175,892,490
At end of period	$157,530,663	$159,149,955
See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.71	$8.31	$8.34	$11.93	$12.06	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.27	$0.34	$0.63	$0.34	$0.05
Net realized and unrealized gain (loss)	0.43	(0.58)	(0.12)	(3.15)	(0.14)	1.40
Total from investment operations	$0.61	$(0.31)	$0.22	$(2.52)	$0.20	$1.45
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.25)	$(0.45)	$(0.13)	$(0.05)
From net realized gain	—	—	—	(0.62)	(0.20)	(0.15)
Total distributions declared to shareholders	$—	$(0.29)	$(0.25)	$(1.07)	$(0.33)	$(0.20)
Net asset value, end of period (x)	$8.32	$7.71	$8.31	$8.34	$11.93	$12.06
Total return (%) (k)(r)(s)(x)	7.91 (n)	(3.94)	2.86	(21.65)	1.63	13.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61 (a)	0.61	0.58	0.58	0.57	0.58
Expenses after expense reductions	0.60 (a)	0.59	0.56	0.57	0.56	0.57
Net investment income (loss)	4.67(l) (a)	3.36	4.16	6.42	2.88	0.45
Portfolio turnover rate	28 (n)	43	98	126	96	46
Net assets at end of period (000 omitted)	$82,718	$85,864	$92,313	$94,432	$126,161	$132,577

See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.62	$8.21	$8.24	$11.78	$11.92	$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.25	$0.32	$0.60	$0.31	$0.02
Net realized and unrealized gain (loss)	0.41	(0.57)	(0.12)	(3.10)	(0.15)	1.38
Total from investment operations	$0.58	$(0.32)	$0.20	$(2.50)	$0.16	$1.40
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.23)	$(0.42)	$(0.10)	$(0.02)
From net realized gain	—	—	—	(0.62)	(0.20)	(0.15)
Total distributions declared to shareholders	$—	$(0.27)	$(0.23)	$(1.04)	$(0.30)	$(0.17)
Net asset value, end of period (x)	$8.20	$7.62	$8.21	$8.24	$11.78	$11.92
Total return (%) (k)(r)(s)(x)	7.61 (n)	(4.13)	2.58	(21.76)	1.32	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86 (a)	0.86	0.83	0.83	0.82	0.83
Expenses after expense reductions	0.85 (a)	0.84	0.81	0.82	0.81	0.82
Net investment income (loss)	4.49(l) (a)	3.12	3.91	6.17	2.64	0.19
Portfolio turnover rate	28 (n)	43	98	126	96	46
Net assets at end of period (000 omitted)	$74,813	$73,286	$83,580	$91,104	$122,740	$126,471

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust).  The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
12

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$69,518,282	$—	$69,518,282
Non - U.S. Sovereign Debt	—	79,845,233	—	79,845,233
U.S. Corporate Bonds	—	870,205	—	870,205
Residential Mortgage-Backed Securities	—	2,186,507	—	2,186,507
Commercial Mortgage-Backed Securities	—	1,456,851	—	1,456,851
Asset-Backed Securities (including CDOs)	—	2,172,413	—	2,172,413
Investment Companies	1,166,744	—	—	1,166,744
Total	$1,166,744	$156,049,491	$—	$157,216,235

Other Financial Instruments
Futures Contracts – Assets	$116,837	$—	$—	$116,837
Futures Contracts – Liabilities	(75,221)	—	—	(75,221)
Forward Foreign Currency Exchange Contracts – Assets	—	954,056	—	954,056
Forward Foreign Currency Exchange Contracts – Liabilities	—	(808,542)	—	(808,542)
Swap Agreements – Assets	—	78,825	—	78,825
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index.
13

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$116,837	$(75,221)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	954,056	(808,542)
Interest Rate	Cleared Swap Agreements	34,686	—
Interest Rate	Uncleared Swap Agreements	44,139	—
Total		$1,149,718	$(883,763)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(72,950)	$(4,946)	$—
Foreign Exchange	—	—	83,386
Total	$(72,950)	$(4,946)	$83,386
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$77,770	$90,137	$—
Foreign Exchange	—	—	(72,622)
Total	$77,770	$90,137	$(72,622)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$5,600,575
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$168,710,773
Gross appreciation	4,409,144
Gross depreciation	(15,903,682)
Net unrealized appreciation (depreciation)	$(11,494,538)
As of 12/31/24
Undistributed ordinary income	5,150,895
Capital loss carryforwards	(23,371,406)
Other temporary differences	(5,754)
Net unrealized appreciation (depreciation)	(21,371,401)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,946,289)
Long-Term	(10,425,117)
Total	$(23,371,406)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$3,069,963
Service Class	—	2,530,612
Total	$—	$5,600,575
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $10,737, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $1,493, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $145.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0201% of the fund's average daily net assets.
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$21,160,844	$25,861,752
Non-U.S. Government securities	21,734,099	24,862,650
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	124,691	$986,550	745,214	$5,946,759
Service Class	444,766	3,533,526	1,042,770	8,199,010
	569,457	$4,520,076	1,787,984	$14,145,769
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	377,609	$3,069,963
Service Class	—	—	314,753	2,530,612
	—	$—	692,362	$5,600,575
Shares reacquired
Initial Class	(1,306,935)	$(10,331,115)	(1,104,545)	$(8,951,204)
Service Class	(942,161)	(7,400,586)	(1,923,806)	(15,328,847)
	(2,249,096)	$(17,731,701)	(3,028,351)	$(24,280,051)
Net change
Initial Class	(1,182,244)	$(9,344,565)	18,278	$65,518
Service Class	(497,395)	(3,867,060)	(566,283)	(4,599,225)
	(1,679,639)	$(13,211,625)	(548,005)	$(4,533,707)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 27%, 15%, and 10%, respectively, of the value of outstanding voting shares of the fund.
19

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $355 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,637,659	$33,782,856	$38,252,611	$(962)	$(198)	$1,166,744

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$60,843	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
21

MFS New Discovery Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 2.9%
Hexcel Corp.	7,341	$414,693
KBR, Inc.	6,033	289,222
Mirion Technologies, Inc. (a)	14,537	312,982
Standard Aero, Inc. (a)	10,366	328,084
		$1,344,981
Apparel Manufacturers – 1.0%
Columbia Sportswear Co.	2,997	$183,057
Under Amour, Inc., “C” (a)	44,641	289,720
		$472,777
Automotive – 3.4%
Atmus Filtration Technologies, Inc.	12,621	$459,657
Dana, Inc.	22,374	383,714
LKQ Corp.	8,818	326,354
Visteon Corp. (a)	4,250	396,525
		$1,566,250
Broadcasting – 0.7%
Nexstar Media Group, Inc.	1,904	$329,297
Brokerage & Asset Managers – 0.8%
P10, Inc.	35,885	$366,745
Business Services – 2.1%
HUT 8 Corp. (a)	7,827	$145,582
NCR Atleos Corp. (a)	18,319	522,641
TriNet Group, Inc.	4,557	333,299
		$1,001,522
Chemicals – 1.7%
Avient Corp.	9,797	$316,541
Element Solutions, Inc.	21,470	486,296
		$802,837
Computer Software – 2.0%
ACI Worldwide, Inc. (a)	7,745	$355,573
nCino, Inc. (a)	9,504	265,827
Thryv, Inc. (a)	27,213	330,910
		$952,310
Computer Software - Systems – 0.9%
Insight Enterprises, Inc. (a)	3,172	$438,006
Construction – 3.2%
Everus Construction Group, Inc. (a)	4,784	$303,928
Independence Realty Trust, Inc., REIT	24,266	429,266
M/I Homes, Inc. (a)	3,324	372,687
Smith Douglas Homes Corp. (a)	6,525	126,715
VDVFS-SEM
1

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	2,242	$255,879
		$1,488,475
Consumer Products – 1.8%
Newell Brands, Inc.	48,814	$263,595
Prestige Consumer Healthcare, Inc. (a)	7,048	562,783
		$826,378
Consumer Services – 1.4%
Adtalem Global Education, Inc. (a)	2,071	$263,493
Grand Canyon Education, Inc. (a)	2,132	402,948
		$666,441
Containers – 1.9%
Graphic Packaging Holding Co.	19,402	$408,800
Silgan Holdings, Inc.	9,214	499,215
		$908,015
Electrical Equipment – 2.6%
nVent Electric PLC	5,420	$397,015
TriMas Corp.	11,650	333,306
Vontier Corp.	13,620	502,578
		$1,232,899
Electronics – 4.3%
Advanced Energy Industries, Inc.	2,425	$321,313
Bel Fuse, Inc.	4,663	455,528
Formfactor, Inc. (a)	10,486	360,823
Plexus Corp. (a)	2,164	292,811
TTM Technologies, Inc. (a)	14,404	587,971
		$2,018,446
Energy - Independent – 3.6%
Antero Resources Corp. (a)	12,756	$513,811
Matador Resources Co.	8,299	396,028
Permian Resources Corp.	28,685	390,690
Viper Energy, Inc.	9,553	364,256
		$1,664,785
Food & Beverages – 2.2%
Nomad Foods Ltd.	30,740	$522,273
Simply Good Foods Co. (a)	9,760	308,318
Utz Brands, Inc.	15,016	188,451
		$1,019,042
Forest & Paper Products – 0.7%
International Paper Co.	7,416	$347,291
Gaming & Lodging – 0.7%
International Game Technology PLC	20,518	$324,390
2

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.3%
Aspen Insurance Holdings Ltd. (a)	9,157	$288,171
AXIS Capital Holdings Ltd.	3,838	398,461
Hanover Insurance Group, Inc.	2,611	443,531
Kemper Corp.	4,650	300,111
Lincoln National Corp.	10,426	360,740
Selective Insurance Group, Inc.	4,293	371,988
Stewart Information Services Corp.	4,495	292,624
		$2,455,626
Leisure & Toys – 1.9%
Brunswick Corp.	4,554	$251,563
Hasbro, Inc.	4,743	350,128
Patrick Industries, Inc.	3,244	299,324
		$901,015
Machinery & Tools – 5.9%
Albany International Corp.	6,148	$431,159
Chart Industries, Inc. (a)	1,000	164,650
ESAB Corp.	2,889	348,269
Flowserve Corp.	7,399	387,338
Hayward Holdings, Inc. (a)	29,160	402,408
Kadant, Inc.	743	235,865
Regal Rexnord Corp.	2,738	396,901
Timken Co.	5,320	385,966
		$2,752,556
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	1,837	$267,191
Option Care Health, Inc. (a)	14,614	474,663
		$741,854
Medical Equipment – 2.1%
Concentra Group Holdings, Inc.	21,276	$437,647
Envista Holdings Corp. (a)	19,467	380,385
Lantheus Holdings, Inc. (a)	2,243	183,612
		$1,001,644
Natural Gas - Distribution – 3.7%
Brookfield Infrastructure Corp.	6,563	$273,021
MDU Resources Group, Inc.	11,630	193,872
New Jersey Resources Corp.	8,480	380,074
ONE Gas, Inc.	5,850	420,381
UGI Corp.	13,249	482,528
		$1,749,876
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	28,953	$562,557
Oil Services – 1.5%
Expro Group Holdings N.V. (a)	33,540	$288,109
TechnipFMC PLC	12,591	433,634
		$721,743
3

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 19.8%
Air Lease Corp.	9,676	$565,949
Atlantic Union Bankshares Corp.	9,535	298,255
Banc of California, Inc.	18,410	258,661
Cathay General Bancorp, Inc.	11,165	508,342
Columbia Banking System, Inc.	20,113	470,242
CVB Financial Corp.	18,913	374,288
East West Bancorp, Inc.	4,703	474,909
Eastern Bankshares, Inc.	25,988	396,837
Element Fleet Management Corp.	14,666	367,364
First Hawaiian, Inc.	22,479	561,076
First Interstate BancSystem, Inc.	17,265	497,577
Hancock Whitney Corp.	9,406	539,904
Herc Holdings, Inc.	2,052	270,228
Pacific Premier Bancorp, Inc.	27,089	571,307
Popular, Inc.	5,983	659,386
Prosperity Bancshares, Inc.	8,338	585,661
SLM Corp.	15,395	504,802
Texas Capital Bancshares, Inc. (a)	5,722	454,327
UMB Financial Corp.	4,053	426,214
United Community Bank, Inc.	16,056	478,308
		$9,263,637
Pharmaceuticals – 0.3%
Organon & Co.	14,068	$136,178
Real Estate – 6.1%
Brixmor Property Group, Inc., REIT	14,886	$387,631
Cushman & Wakefield PLC (a)	22,684	251,112
Essential Properties Realty Trust, REIT	16,840	537,364
Four Corners Property Trust, Inc., REIT	13,388	360,271
PennyMac Financial Services, Inc.	3,559	354,619
Phillips Edison & Co., REIT	12,290	430,519
Two Harbors Investment Corp., REIT	23,693	255,174
Urban Edge Properties, REIT	15,873	296,190
		$2,872,880
Real Estate - Office – 1.5%
Cousins Properties, Inc., REIT	13,470	$404,504
Douglas Emmett, Inc., REIT	18,275	274,856
		$679,360
Real Estate - Storage – 1.7%
Rexford Industrial Realty, Inc., REIT	10,319	$367,047
SmartStop Self Storage REIT	11,099	402,117
		$769,164
Restaurants – 0.6%
Chefs' Warehouse, Inc. (a)	4,088	$260,855
Specialty Chemicals – 2.4%
Ashland, Inc.	6,489	$326,267
Axalta Coating Systems Ltd. (a)	9,083	269,674
Chemours Co.	17,729	202,997
Quaker Chemical Corp.	2,972	332,686
		$1,131,624
4

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.6%
Pet Valu Holdings Ltd.	11,600	$281,364
Trucking – 0.4%
RXO, Inc. (a)	11,440	$179,837
Utilities - Electric Power – 3.0%
Black Hills Corp.	6,669	$374,131
NorthWestern Corp.	10,211	523,824
Portland General Electric Co.	12,149	493,614
		$1,391,569
Total Common Stocks (Identified Cost, $38,043,030)		$45,624,226
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $835,076)	835,067	$835,150
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $65,455)	65,455	$65,455
Other Assets, Less Liabilities – 0.6%		279,567
Net Assets – 100.0%		$46,804,398

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $835,150 and
$45,689,681, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Value Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $38,108,485)	$45,689,681
Investments in affiliated issuers, at value (identified cost, $835,076)	835,150
Foreign currency, at value (identified cost, $12)	12
Receivables for
Investments sold	151,815
Fund shares sold	542,662
Interest and dividends	75,285
Receivable from investment adviser	8,948
Other assets	284
Total assets	$47,303,837
Liabilities
Payable to custodian	$274
Payables for
Investments purchased	335,827
Fund shares reacquired	59,473
Collateral for securities loaned, at value	65,455
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	47
Distribution and/or service fees	430
Payable for independent Trustees' compensation	499
Accrued expenses and other liabilities	37,242
Total liabilities	$499,439
Net assets	$46,804,398
Net assets consist of
Paid-in capital	$34,249,731
Total distributable earnings (loss)	12,554,667
Net assets	$46,804,398
Shares of beneficial interest outstanding	5,932,987

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$31,102,512	3,916,731	$7.94
Service Class	15,701,886	2,016,256	7.79
See Notes to Financial Statements
6

MFS New Discovery Value Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$503,301
Dividends from affiliated issuers	19,484
Income on securities loaned	3,946
Other	1,766
Foreign taxes withheld	(1,413)
Total investment income	$527,084
Expenses
Management fee	$201,829
Distribution and/or service fees	19,449
Shareholder servicing costs	1,664
Administrative services fee	8,679
Independent Trustees' compensation	1,515
Custodian fee	2,984
Shareholder communications	2,039
Audit and tax fees	35,624
Legal fees	190
Miscellaneous	14,179
Total expenses	$288,152
Reduction of expenses by investment adviser	(70,518)
Net expenses	$217,634
Net investment income (loss)	$309,450
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$973,120
Affiliated issuers	(109)
Foreign currency	32
Net realized gain (loss)	$973,043
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,364,295)
Affiliated issuers	14
Translation of assets and liabilities in foreign currencies	118
Net unrealized gain (loss)	$(2,364,163)
Net realized and unrealized gain (loss)	$(1,391,120)
Change in net assets from operations	$(1,081,670)
See Notes to Financial Statements
7

MFS New Discovery Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$309,450	$667,763
Net realized gain (loss)	973,043	5,270,832
Net unrealized gain (loss)	(2,364,163)	(1,080,071)
Change in net assets from operations	$(1,081,670)	$4,858,524
Total distributions to shareholders	$—	$(3,403,935)
Change in net assets from fund share transactions	$1,652,987	$(4,528,279)
Total change in net assets	$571,317	$(3,073,690)
Net assets
At beginning of period	46,233,081	49,306,771
At end of period	$46,804,398	$46,233,081
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.18	$7.99	$7.93	$11.40	$8.77	$9.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.10	$0.08	$0.06	$0.07
Net realized and unrealized gain (loss)	(0.30)	0.63	0.73	(1.27)	2.91	0.14
Total from investment operations	$(0.24)	$0.75	$0.83	$(1.19)	$2.97	$0.21
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.09)	$(0.07)	$(0.09)	$(0.08)
From net realized gain	—	(0.45)	(0.68)	(2.21)	(0.25)	(0.69)
Total distributions declared to shareholders	$—	$(0.56)	$(0.77)	$(2.28)	$(0.34)	$(0.77)
Net asset value, end of period (x)	$7.94	$8.18	$7.99	$7.93	$11.40	$8.77
Total return (%) (k)(r)(s)(x)	(2.93)(n)	9.52	11.46	(10.96)	34.05	4.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20 (a)	1.16	1.13	1.15	1.12	1.14
Expenses after expense reductions	0.88 (a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.47 (a)	1.42	1.26	0.87	0.58	0.90
Portfolio turnover rate	21 (n)	44	51	32	51	84
Net assets at end of period (000 omitted)	$31,103	$29,729	$34,830	$32,665	$40,980	$44,834

See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.03	$7.86	$7.81	$11.27	$8.67	$9.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.08	$0.06	$0.04	$0.05
Net realized and unrealized gain (loss)	(0.29)	0.62	0.72	(1.27)	2.88	0.12
Total from investment operations	$(0.24)	$0.71	$0.80	$(1.21)	$2.92	$0.17
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.07)	$(0.04)	$(0.07)	$(0.06)
From net realized gain	—	(0.45)	(0.68)	(2.21)	(0.25)	(0.69)
Total distributions declared to shareholders	$—	$(0.54)	$(0.75)	$(2.25)	$(0.32)	$(0.75)
Net asset value, end of period (x)	$7.79	$8.03	$7.86	$7.81	$11.27	$8.67
Total return (%) (k)(r)(s)(x)	(2.99)(n)	9.18	11.22	(11.23)	33.87	3.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45 (a)	1.41	1.38	1.40	1.37	1.39
Expenses after expense reductions	1.13 (a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	1.21 (a)	1.18	1.01	0.63	0.36	0.66
Portfolio turnover rate	21 (n)	44	51	32	51	84
Net assets at end of period (000 omitted)	$15,702	$16,504	$14,476	$13,171	$14,227	$10,215

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
11

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$45,624,226	$—	$—	$45,624,226
Investment Companies	900,605	—	—	900,605
Total	$46,524,831	$—	$—	$46,524,831
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had no securities on loan, but had cash collateral of $65,455 related to recently loaned securities. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
12

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$1,395,450
Long-term capital gains	2,008,485
Total distributions	$3,403,935
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$40,984,522
Gross appreciation	10,014,958
Gross depreciation	(4,474,649)
Net unrealized appreciation (depreciation)	$5,540,309
As of 12/31/24
Undistributed ordinary income	1,753,001
Undistributed long-term capital gain	3,900,103
Other temporary differences	(114)
Net unrealized appreciation (depreciation)	7,983,347
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
13

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$2,390,523
Service Class	—	1,013,412
Total	$—	$3,403,935
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $3,120, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $67,398, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $1,383, which equated to 0.0062% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $281.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0387% of the fund's average daily net assets.
14

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,739.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $1,750, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $11,235,293 and $9,581,685, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	487,325	$3,532,303	576,693	$4,768,543
Service Class	187,712	1,446,957	468,563	3,778,472
	675,037	$4,979,260	1,045,256	$8,547,015
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	301,834	$2,390,523
Service Class	—	—	130,258	1,013,412
	—	$—	432,092	$3,403,935
Shares reacquired
Initial Class	(204,178)	$(1,571,371)	(1,602,222)	$(13,386,931)
Service Class	(225,839)	(1,754,902)	(385,957)	(3,092,298)
	(430,017)	$(3,326,273)	(1,988,179)	$(16,479,229)
Net change
Initial Class	283,147	$1,960,932	(723,695)	$(6,227,865)
Service Class	(38,127)	(307,945)	212,864	1,699,586
	245,020	$1,652,987	(510,831)	$(4,528,279)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29%, 14%, and 5%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
15

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $105 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$649,132	$4,087,493	$3,901,380	$(109)	$14	$835,150

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,484	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Limited Maturity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$1,843,000	$1,814,235
Boeing Co., 6.388%, 5/01/2031	527,000	566,364
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	417,000	428,602
		$2,809,201
Apparel Manufacturers – 0.1%
Tapestry, Inc., 5.1%, 3/11/2030	$214,000	$216,784
Asset-Backed & Securitized – 23.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.111%, 11/15/2054 (i)	$12,797,953	$498,365
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.929% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	896,282
ACREC 2021-FL1 Ltd., “B”, FLR, 6.229% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,591,499
ACREC 2021-FL1 Ltd., “C”, FLR, 6.579% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	902,319
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	124,267	124,329
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	268,987	269,590
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.026% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	453,193
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.276% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	262,827
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.126% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,102,457
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.426% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,099,482
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.726% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	665,477
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.603% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,739,672
AREIT 2022-CRE6 Trust, “D”, FLR, 7.151% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	235,539
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	153,153	154,378
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.919% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	1,065,955	1,065,972
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 6.119% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	1,407,558	1,409,526
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.912%, 12/15/2051 (i)(n)	21,167,547	426,714
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.33%, 7/15/2054 (i)	5,317,271	282,495
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.465%, 9/15/2054 (i)	5,829,100	330,269
BDS 2021-FL10 Ltd., “B”, FLR, 6.379% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	517,682
BDS 2021-FL10 Ltd., “C”, FLR, 6.729% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	376,070
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	10,244,719	513,004
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	10,967,286	577,584
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.367%, 8/15/2054 (i)	8,103,707	434,749
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.127%, 9/15/2054 (i)	11,724,693	453,100
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.803% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	703,170	703,170
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.354% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	286,354
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.603% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	461,899
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	377,183	385,292
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	81,641	83,799
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	419,609	420,579
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	245,215	242,396
BXMT 2020-FL2 Ltd., “B”, FLR, 6.078% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,425,371
CD 2017-CD4 Mortgage Trust, “XA”, 1.371%, 5/10/2050 (i)	13,305,583	210,727
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,962	332,366
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	105,156
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	294,498	295,958
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	330,577	334,985
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	453,352	456,839
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	681,237	689,662
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	226,104	229,232
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.749%, 11/15/2062 (i)	8,697,044	217,962
VLTFS-SEM

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.386%, 2/15/2054 (i)	$8,850,671	$493,681
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.067%, 6/15/2063 (i)	8,772,850	354,828
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.134%, 6/15/2064 (i)	4,869,119	217,082
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	215,936	217,960
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	726,826
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	534,000	534,392
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	343,000	345,084
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	202,533	203,321
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.921% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	1,500,000	1,499,240
Empire District Bondco LLC, 4.943%, 1/01/2033	316,356	318,550
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	232,465	233,195
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	306,660	307,884
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	440,000	440,835
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.152% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	13,725	13,707
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.552% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,146,644
General Motors Co., FLR, 4.753% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	525,000	523,935
General Motors Co., FLR, 4.853% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	728,000	724,783
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.995%, 5/10/2050 (i)	14,717,051	232,599
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.218%, 8/10/2050 (i)	14,714,349	236,262
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.237%, 5/12/2053 (i)	8,299,736	363,926
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	451,455	453,881
JPMorgan Chase Commercial Mortgage Securities Corp., 1.165%, 9/15/2050 (i)	10,628,297	165,629
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	65,031	65,091
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	244,208	244,140
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.176% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,343,525
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.426% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	564,992
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.698% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	814,000	805,080
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.904% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	1,226,500	1,216,915
MF1 2020-FL4 Ltd., “B”, FLR, 7.178% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	1,946,000	1,947,215
MF1 2021-FL6 Ltd., “B”, FLR, 6.079% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,594,828
MF1 2022-FL9 LLC, “B”, FLR, 7.467% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,887,042
MF1 2024-FL14 LLC, “C”, FLR, 7.606% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	415,189
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.389%, 5/15/2050 (i)	12,174,769	189,022
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.447%, 6/15/2050 (i)	6,137,076	97,994
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.967%, 12/15/2051 (i)	15,663,027	365,924
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.4%, 5/15/2054 (i)	7,230,576	357,197
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.287%, 6/15/2054 (i)	6,537,243	283,895
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	599,260	603,637
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	1,077,669	1,082,062
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	1,389,684	1,398,254
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	825,410	824,488
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	732,519	736,459
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 0%, 1/25/2065 (n)	1,307,589	1,316,013
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.403% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	552,775
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	230,773	232,292
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	267,873	268,802
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	80,943	81,365
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	523,247	528,916
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	1,080,253
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	611,808	609,528
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	548,152
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,288,224
Palmer Square Loan Funding 2025-1A Ltd., “A2”, FLR, 5.52% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	1,500,000	1,486,887
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 0% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)(w)	850,000	850,000
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	177,060	178,355
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.403% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	929,112
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.576% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	515,650

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.031% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	$422,000	$422,706
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	681,100
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.481% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,001,000	1,001,787
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.229% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	754,774
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	1,788,131	1,778,438
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.278% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,991,812
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.156%, 11/15/2050 (i)	8,549,657	144,199
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.05%, 12/15/2051 (i)	6,816,564	166,366
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	385,603	390,262
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	375,325	377,533
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	165,824	166,721
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.466%, 11/15/2054 (i)	3,733,757	215,985
		$67,599,521
Automotive – 1.8%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,438,000	$1,449,345
Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	584,000	585,714
Ford Motor Credit Co. LLC, 6.532%, 3/19/2032	655,000	665,151
LKQ Corp., 5.75%, 6/15/2028	1,208,000	1,244,573
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	689,595
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	487,262
		$5,121,640
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,291,000	$1,275,853
Charles Schwab Corp., 5.875%, 8/24/2026	1,636,000	1,663,403
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	593,000	614,652
LPL Holdings, Inc., 5.7%, 5/20/2027	709,000	722,279
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	515,000	513,608
LPL Holdings, Inc., 6.75%, 11/17/2028	376,000	401,005
LPL Holdings, Inc., 4%, 3/15/2029 (n)	844,000	819,886
		$6,010,686
Business Services – 1.6%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$606,216
Global Payments, Inc., 1.2%, 3/01/2026	1,342,000	1,310,475
Paychex, Inc., 5.1%, 4/15/2030	1,100,000	1,126,598
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,460,085
		$4,503,374
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$674,000	$686,902
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,298,000	1,332,714
Videotron Ltd., 5.125%, 4/15/2027 (n)	1,018,000	1,018,514
Videotron Ltd., 3.625%, 6/15/2029 (n)	884,000	845,246
		$3,883,376
Computer Software - Systems – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$596,000	$576,440
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$1,085,000	$1,091,273
Regal Rexnord Corp., 6.05%, 4/15/2028	634,000	653,326
		$1,744,599

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.0%
CBRE Services, Inc., 4.8%, 6/15/2030	$428,000	$429,344
Meituan, 4.5%, 4/02/2028 (n)	715,000	714,789
Meituan, 4.625%, 10/02/2029 (n)	384,000	384,029
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	1,301,000	1,310,046
		$2,838,208
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$394,000	$386,956
Berry Global, Inc., 1.65%, 1/15/2027	1,418,000	1,360,116
Berry Global, Inc., 5.5%, 4/15/2028	147,000	150,806
		$1,897,878
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$940,000	$954,274
Arrow Electronics, Inc., 2.95%, 2/15/2032	476,000	417,859
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	750,000	754,716
		$2,126,849
Electronics – 1.4%
Broadcom, Inc., 5.05%, 7/12/2027	$389,000	$394,503
Broadcom, Inc., 4.15%, 2/15/2028	380,000	378,894
Broadcom, Inc., 4.75%, 4/15/2029	1,250,000	1,264,933
Broadcom, Inc., 5.05%, 7/12/2029	216,000	221,188
Broadcom, Inc., 4.35%, 2/15/2030	547,000	544,971
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,090,221
		$3,894,710
Energy - Independent – 1.5%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$402,000	$407,491
Diamondback Energy, Inc., 5.15%, 1/30/2030	402,000	411,172
EQT Corp., 5.7%, 4/01/2028	660,000	678,888
Occidental Petroleum Corp., 5%, 8/01/2027	380,000	383,270
Occidental Petroleum Corp., 5.2%, 8/01/2029	569,000	570,830
Occidental Petroleum Corp., 6.625%, 9/01/2030	434,000	458,903
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,371,000	1,215,238
		$4,125,792
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$753,785
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	503,062
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	816,000	775,677
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	622,000	590,268
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	737,000	751,858
		$3,374,650
Food & Beverages – 2.5%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$270,000	$270,981
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	1,168,000	1,184,493
Constellation Brands, Inc., 4.8%, 5/01/2030	638,000	643,263
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,760,000	1,672,057
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	645,094
Mars, Inc., 4.6%, 3/01/2028 (n)	620,000	625,040
Mars, Inc., 4.8%, 3/01/2030 (n)	1,143,000	1,158,087
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	946,590
		$7,145,605

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.9%
Hyatt Hotels Corp., 5.75%, 1/30/2027	$581,000	$592,961
Las Vegas Sands Corp., 5.9%, 6/01/2027	340,000	347,367
Marriott International, Inc., 4.9%, 4/15/2029	406,000	413,224
Sands China Ltd., 3.8%, 1/08/2026	1,221,000	1,214,679
		$2,568,231
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$149,000	$143,136
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	142,815
		$285,951
Insurance – 1.1%
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	$456,000	$467,028
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	881,518
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	364,000	369,343
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	1,328,000	1,356,440
		$3,074,329
Insurance - Health – 0.2%
Elevance Health, Inc., 4.75%, 2/15/2030	$457,000	$462,418
Insurance - Property & Casualty – 0.7%
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	$524,000	$531,700
Brown & Brown, Inc., 4.7%, 6/23/2028	355,000	357,995
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	538,000	541,956
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	538,000	544,068
		$1,975,719
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,189,912
Machinery & Tools – 0.5%
AGCO Corp., 5.45%, 3/21/2027	$575,000	$582,093
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	562,000	550,312
CNH Industrial Capital LLC, 1.875%, 1/15/2026	409,000	402,871
		$1,535,276
Major Banks – 10.6%
Bank of America Corp., 4.45%, 3/03/2026	$918,000	$917,024
Bank of America Corp., 4.25%, 10/22/2026	527,000	526,040
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,344,000	2,278,318
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,266,000	1,227,671
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,556,000	1,510,313
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	292,000	301,703
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	165,000	170,680
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	356,000	369,361
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	587,478
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	450,206
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,571
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	756,000	744,258
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,113,000	1,077,675
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	1,426,000	1,438,078
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	125,000	124,931
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	881,427
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	374,000	383,199

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	$989,000	$968,606
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	794,000	775,599
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	679,000	685,474
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	740,000	755,185
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	339,000	347,049
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	1,292,000	1,291,837
Morgan Stanley, 4.35%, 9/08/2026	1,248,000	1,245,767
Morgan Stanley, 3.95%, 4/23/2027	117,000	116,265
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	374,000	362,802
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	597,000	605,685
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	732,317
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,120,000	1,128,430
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,590,000	1,628,386
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,612,033
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,147,591
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,813,000	1,835,323
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	374,743
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	253,222
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	418,827
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	675,000	665,634
		$30,096,708
Medical & Health Technology & Services – 0.3%
IQVIA, Inc., 5.7%, 5/15/2028	$446,000	$457,337
IQVIA, Inc., 6.25%, 2/01/2029	291,000	304,139
		$761,476
Metals & Mining – 2.0%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,386,000	$1,392,438
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,094,293
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,100,000	1,075,254
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	1,018,000	1,037,894
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	515,000	519,056
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	440,000	448,414
		$5,567,349
Midstream – 1.9%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$1,099,000	$1,144,291
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,307,000	1,336,043
Enbridge, Inc., 5.25%, 4/05/2027	854,000	866,495
Enbridge, Inc., 4.9%, 6/20/2030	377,000	380,775
Energy Transfer LP, 5.55%, 2/15/2028	398,000	409,480
Gray Oak Pipeline LLC, 2.6%, 10/15/2025 (n)	227,000	225,503
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	991,749
		$5,354,336
Mortgage-Backed – 1.1%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$332,181	$336,313
Fannie Mae, 5.306%, 2/25/2045 (n)	176,196	176,305
Freddie Mac, 4.946%, 7/25/2029	343,160	343,213
Freddie Mac, 1.687%, 4/25/2030 (i)	6,016,723	366,151
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,710,418	1,648,437
Freddie Mac, 2%, 7/15/2042	214,568	201,369
		$3,071,788

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$390,000	$395,119
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	150,000
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	181,639
		$726,758
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$568,000	$575,355
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	395,000	405,233
		$980,588
Oils – 0.2%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$499,000	$508,462
Other Banks & Diversified Financials – 3.3%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$908,434
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	225,000	238,039
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	1,149,000	1,162,066
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	918,730
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	953,577
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	358,000	358,892
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,003,000	1,037,276
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	962,000	996,384
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	394,000	396,082
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	524,000	528,299
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	295,000	319,944
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	606,000	595,830
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	815,000	839,428
		$9,252,981
Pharmaceuticals – 0.5%
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	$315,000	$320,139
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	303,000	318,172
Biogen, Inc., 5.05%, 1/15/2031	782,000	796,157
		$1,434,468
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$783,000	$749,128
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$428,000	$432,368
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,008,000	$988,777
Corporate Office Property LP, REIT, 2%, 1/15/2029	196,000	178,570
		$1,167,347
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$152,000	$150,469
WEA Finance LLC, 4.125%, 9/20/2028 (n)	823,000	808,235
WEA Finance LLC, 3.5%, 6/15/2029 (n)	217,000	207,719
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	162,000	157,623
		$1,324,046

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$644,000	$637,755
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	115,000	108,339
		$746,094
Specialty Stores – 0.5%
Genuine Parts Co., 4.95%, 8/15/2029	$828,000	$840,692
Ross Stores, Inc., 0.875%, 4/15/2026	726,000	705,324
		$1,546,016
Telecommunications - Wireless – 0.2%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$257,000	$256,677
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	183,000	178,031
T-Mobile USA, Inc., 4.2%, 10/01/2029	154,000	152,920
		$587,628
Tobacco – 0.9%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$440,000	$461,741
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	811,000	823,174
Philip Morris International, Inc., 5%, 11/17/2025	364,000	364,498
Philip Morris International, Inc., 5.125%, 11/17/2027	293,000	298,861
Philip Morris International, Inc., 4.875%, 2/15/2028	586,000	595,869
		$2,544,143
Transportation - Services – 1.7%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$1,207,000	$1,225,772
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,047,000	1,056,201
GXO Logistics, Inc., 6.25%, 5/06/2029	538,000	561,675
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	536,000	542,070
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	785,000	804,965
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	552,000	565,149
		$4,755,832
U.S. Treasury Obligations – 23.2%
U.S. Treasury Notes, 4.875%, 11/30/2025	$9,518,000	$9,538,077
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	32,852,000	32,892,423
U.S. Treasury Notes, 4.5%, 7/15/2026	12,083,000	12,146,601
U.S. Treasury Notes, 2.75%, 7/31/2027	11,387,000	11,165,043
		$65,742,144
Utilities - Electric Power – 2.3%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$340,000	$341,810
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	101,000	88,860
Edison International, 4.7%, 8/15/2025	750,000	748,837
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	630,000	633,704
FirstEnergy Corp., 1.6%, 1/15/2026	470,000	461,354
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	922,000	923,352
Pacific Gas & Electric Co., 5.3%, 9/04/2025	1,512,000	1,511,994
Pacific Gas & Electric Co., 6.1%, 1/15/2029	778,000	806,050
Pacific Gas & Electric Co., 5.55%, 5/15/2029	545,000	553,788
PSEG Power LLC, 5.2%, 5/15/2030 (n)	249,000	254,091
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	345,000	351,010
		$6,674,850
Total Bonds (Identified Cost, $271,855,213)		$272,985,659

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $10,620,947)	10,620,944	$10,622,006
Other Assets, Less Liabilities – (0.1)%		(376,729)
Net Assets – 100.0%		$283,230,936

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,622,006 and
$272,985,659, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$108,278,764, representing 38.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 6/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	68	$14,145,594	September – 2025	$60,319

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	Daily SOFR / Annually	$102,651	$—	$102,651
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	Daily SOFR / Annually	346,976	(2,310)	344,666
12/23/27	USD	7,100,000	centrally cleared	4.106% / Annually	Daily SOFR / Annually	103,562	—	103,562
						$553,189	$(2,310)	$550,879
At June 30, 2025, the fund had liquid securities with an aggregate value of $486,598 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $271,855,213)	$272,985,659
Investments in affiliated issuers, at value (identified cost, $10,620,947)	10,622,006
Receivables for
Net daily variation margin on open cleared swap agreements	28,374
Net daily variation margin on open futures contracts	3,768
Fund shares sold	109,532
Interest	2,659,325
Other assets	724
Total assets	$286,409,388
Liabilities
Payables for
Investments purchased	$2,726,780
Fund shares reacquired	366,405
Payable to affiliates
Investment adviser	11,978
Administrative services fee	515
Shareholder servicing costs	78
Distribution and/or service fees	2,579
Payable for independent Trustees' compensation	1,286
Accrued expenses and other liabilities	68,831
Total liabilities	$3,178,452
Net assets	$283,230,936
Net assets consist of
Paid-in capital	$273,082,701
Total distributable earnings (loss)	10,148,235
Net assets	$283,230,936
Shares of beneficial interest outstanding	27,181,599

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$189,032,261	18,137,474	$10.42
Service Class	94,198,675	9,044,125	10.42
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$6,708,887
Dividends from affiliated issuers	139,877
Other	4,302
Total investment income	$6,853,066
Expenses
Management fee	$561,520
Distribution and/or service fees	100,995
Shareholder servicing costs	2,627
Administrative services fee	23,858
Independent Trustees' compensation	3,988
Custodian fee	14,647
Shareholder communications	238
Audit and tax fees	41,565
Legal fees	1,036
Miscellaneous	30,169
Total expenses	$780,643
Reduction of expenses by investment adviser	(19,519)
Net expenses	$761,124
Net investment income (loss)	$6,091,942
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(39,404)
Affiliated issuers	(447)
Futures contracts	47,373
Net realized gain (loss)	$7,522
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,445,665
Affiliated issuers	470
Futures contracts	55,496
Swap agreements	215,093
Net unrealized gain (loss)	$2,716,724
Net realized and unrealized gain (loss)	$2,724,246
Change in net assets from operations	$8,816,188
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$6,091,942	$12,414,312
Net realized gain (loss)	7,522	(503,532)
Net unrealized gain (loss)	2,716,724	3,120,868
Change in net assets from operations	$8,816,188	$15,031,648
Total distributions to shareholders	$—	$(11,145,607)
Change in net assets from fund share transactions	$(17,640,239)	$(12,362,750)
Total change in net assets	$(8,824,051)	$(8,476,709)
Net assets
At beginning of period	292,054,987	300,531,696
At end of period	$283,230,936	$292,054,987
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.10	$9.97	$9.54	$10.21	$10.45	$10.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.43	$0.36	$0.13	$0.15	$0.23
Net realized and unrealized gain (loss)	0.10	0.09	0.23	(0.56)	(0.13)	0.21
Total from investment operations	$0.32	$0.52	$0.59	$(0.43)	$0.02	$0.44
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.16)	$(0.20)	$(0.24)	$(0.33)
From net realized gain	—	—	—	(0.04)	(0.02)	—
Total distributions declared to shareholders	$—	$(0.39)	$(0.16)	$(0.24)	$(0.26)	$(0.33)
Net asset value, end of period (x)	$10.42	$10.10	$9.97	$9.54	$10.21	$10.45
Total return (%) (k)(r)(s)(x)	3.17 (n)	5.30	6.19	(4.24)	0.16	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.48 (a)	0.49	0.46	0.46	0.46	0.46
Expenses after expense reductions	0.47 (a)	0.47	0.44	0.45	0.44	0.45
Net investment income (loss)	4.41 (a)	4.24	3.66	1.28	1.45	2.18
Portfolio turnover rate	17 (n)	40	60	25	50	51
Net assets at end of period (000 omitted)	$189,032	$211,139	$218,926	$246,102	$318,803	$326,075

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.11	$9.98	$9.54	$10.20	$10.45	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.40	$0.33	$0.10	$0.13	$0.20
Net realized and unrealized gain (loss)	0.10	0.10	0.24	(0.55)	(0.15)	0.23
Total from investment operations	$0.31	$0.50	$0.57	$(0.45)	$(0.02)	$0.43
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.13)	$(0.17)	$(0.21)	$(0.31)
From net realized gain	—	—	—	(0.04)	(0.02)	—
Total distributions declared to shareholders	$—	$(0.37)	$(0.13)	$(0.21)	$(0.23)	$(0.31)
Net asset value, end of period (x)	$10.42	$10.11	$9.98	$9.54	$10.20	$10.45
Total return (%) (k)(r)(s)(x)	3.07 (n)	5.02	5.99	(4.44)	(0.19)	4.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73 (a)	0.74	0.71	0.71	0.71	0.71
Expenses after expense reductions	0.72 (a)	0.72	0.69	0.70	0.69	0.70
Net investment income (loss)	4.17 (a)	3.99	3.42	1.04	1.20	1.93
Portfolio turnover rate	17 (n)	40	60	25	50	51
Net assets at end of period (000 omitted)	$94,199	$80,916	$81,605	$85,888	$106,468	$112,850

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$65,742,144	$—	$65,742,144
Non - U.S. Sovereign Debt	—	1,189,912	—	1,189,912
Municipal Bonds	—	726,758	—	726,758
U.S. Corporate Bonds	—	87,259,431	—	87,259,431
Residential Mortgage-Backed Securities	—	13,137,800	—	13,137,800
Commercial Mortgage-Backed Securities	—	10,006,118	—	10,006,118
Asset-Backed Securities (including CDOs)	—	47,527,391	—	47,527,391
Foreign Bonds	—	47,396,105	—	47,396,105
Investment Companies	10,622,006	—	—	10,622,006
Total	$10,622,006	$272,985,659	$—	$283,607,665

Other Financial Instruments
Futures Contracts – Assets	$60,319	$—	$—	$60,319
Swap Agreements – Assets	—	550,879	—	550,879
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Futures Contracts	$60,319
Interest Rate	Cleared Swap Agreements	550,879
Total		$611,198
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$47,373
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$55,496	$215,093
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$11,145,607
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$282,477,821
Gross appreciation	2,349,657
Gross depreciation	(1,219,813)
Net unrealized appreciation (depreciation)	$1,129,844
As of 12/31/24
Undistributed ordinary income	12,217,439
Capital loss carryforwards	(9,900,234)
Net unrealized appreciation (depreciation)	(985,158)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,914,535)
Long-Term	(5,985,699)
Total	$(9,900,234)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$8,248,245
Service Class	—	2,897,362
Total	$—	$11,145,607
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $19,519, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,332, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $295.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0170% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$9,069,567	$11,911,745
Non-U.S. Government securities	37,552,393	45,622,505
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	864,003	$8,909,107	1,609,142	$16,209,411
Service Class	1,870,972	19,296,741	1,027,520	10,344,362
	2,734,975	$28,205,848	2,636,662	$26,553,773
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	827,306	$8,248,245
Service Class	—	—	290,026	2,897,362
	—	$—	1,117,332	$11,145,607
Shares reacquired
Initial Class	(3,632,112)	$(37,310,124)	(3,482,211)	$(35,056,841)
Service Class	(833,272)	(8,535,963)	(1,488,695)	(15,005,289)
	(4,465,384)	$(45,846,087)	(4,970,906)	$(50,062,130)
Net change
Initial Class	(2,768,109)	$(28,401,017)	(1,045,763)	$(10,599,185)
Service Class	1,037,700	10,760,778	(171,149)	(1,763,565)
	(1,730,409)	$(17,640,239)	(1,216,912)	$(12,362,750)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying fundsfor the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 9%, 9%, and 1%, respectively, of the value of outstanding voting shares of the fund.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $646 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,998,565	$60,430,368	$58,806,950	$(447)	$470	$10,622,006

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$139,877	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Blended Research Small Cap Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.3%
CACI International, Inc., “A” (a)	1,176	$560,599
Karman Holdings, Inc. (a)	4,916	247,619
Standard Aero, Inc. (a)	7,207	228,102
		$1,036,320
Apparel Manufacturers – 0.2%
VF Corp.	13,862	$162,878
Automotive – 3.3%
Lear Corp.	10,283	$976,679
Methode Electronics, Inc.	33,095	314,734
REV Group, Inc.	14,236	677,491
Visteon Corp. (a)	6,338	591,335
		$2,560,239
Biotechnology – 2.1%
Adaptive Biotechnologies Corp. (a)	6,737	$78,486
Arcus Biosciences, Inc. (a)	4,394	35,767
Beam Therapeutics, Inc. (a)	10,880	185,069
BioCryst Pharmaceuticals, Inc. (a)	24,130	216,205
Entrada Therapeutics, Inc. (a)	17,191	115,524
Exelixis, Inc. (a)	8,283	365,073
Novavax, Inc. (a)	17,622	111,019
Protagonist Therapeutics, Inc. (a)	6,301	348,256
Prothena Corp. PLC (a)	8,703	52,827
Twist Bioscience Corp. (a)	2,579	94,881
Voyager Therapeutics, Inc. (a)	11,278	35,075
		$1,638,182
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	4,946	$109,702
Hamilton Lane, Inc., “A”	779	110,712
		$220,414
Business Services – 4.0%
BlueLinx Holdings, Inc. (a)	5,242	$389,900
TriNet Group, Inc.	9,567	699,730
WNS (Holdings) Ltd. (a)	17,662	1,116,945
World Fuel Services Corp.	15,777	447,278
Yext, Inc. (a)	55,061	468,019
		$3,121,872
Chemicals – 2.5%
Avient Corp.	18,955	$612,436
BioLife Solutions, Inc. (a)	8,620	185,675
Element Solutions, Inc.	43,557	986,566
Rayonier Advanced Materials, Inc. (a)	44,453	171,144
		$1,955,821
VSCFS-SEM
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 5.6%
ACI Worldwide, Inc. (a)	12,570	$577,089
Alkami Technology, Inc. (a)	1,750	52,745
BILL Holdings, Inc. (a)	15,367	710,877
Clear Secure, Inc., “A”	23,899	663,436
Consensus Cloud Solutions, Inc. (a)	4,233	97,613
Elastic N.V. (a)	9,382	791,184
Five9, Inc. (a)	10,685	282,939
Nutanix, Inc. (a)	2,521	192,705
PagerDuty, Inc. (a)	19,635	300,023
Sabre Corp. (a)	96,357	304,488
SentinelOne, Inc., “A” (a)	17,838	326,079
ServiceTitan, Inc., “A” (a)	579	62,057
		$4,361,235
Computer Software - Systems – 2.1%
Adtran Holdings, Inc. (a)	13,141	$117,875
Pitney Bowes, Inc.	15,427	168,309
Q2 Holdings, Inc. (a)	3,263	305,384
ScanSource, Inc. (a)	3,952	165,233
Unisys Corp. (a)	7,317	33,146
Verint Systems, Inc. (a)	44,114	867,722
		$1,657,669
Construction – 2.9%
AZEK Co., Inc. (a)	21,365	$1,161,188
Builders FirstSource, Inc. (a)	3,408	397,679
Mohawk Industries, Inc. (a)	6,634	695,509
SiteOne Landscape Supply, Inc. (a)	251	30,356
		$2,284,732
Consumer Products – 2.1%
Herbalife Ltd. (a)	7,675	$66,158
Newell Brands, Inc.	165,509	893,749
Prestige Consumer Healthcare, Inc. (a)	8,301	662,835
		$1,622,742
Consumer Services – 3.8%
Adtalem Global Education, Inc. (a)	8,757	$1,114,153
European Wax Center, Inc., “A” (a)	44,230	249,015
Grand Canyon Education, Inc. (a)	5,489	1,037,421
Lyft, Inc. (a)	36,258	571,426
		$2,972,015
Electrical Equipment – 1.4%
Armstrong World Industries, Inc.	6,471	$1,051,149
Electronics – 4.8%
Advanced Energy Industries, Inc.	9,039	$1,197,668
Alpha and Omega Semiconductor Ltd. (a)	952	24,428
Cirrus Logic, Inc. (a)	3,362	350,505
Formfactor, Inc. (a)	21,814	750,620
Kimball Electronics, Inc. (a)	11,890	228,645
Onto Innovation, Inc. (a)	444	44,813
Photronics, Inc. (a)	17,693	333,159
Plexus Corp. (a)	2,827	382,521
2

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Sanmina Corp. (a)	4,424	$432,800
		$3,745,159
Energy - Independent – 1.5%
Berry Corp.	76,786	$212,697
Permian Resources Corp.	43,768	596,120
SM Energy Co.	14,452	357,109
		$1,165,926
Energy - Integrated – 0.6%
National Gas Fuel Co.	5,543	$469,548
Energy - Renewables – 0.7%
Bloom Energy Corp. (a)	23,649	$565,684
Engineering - Construction – 3.6%
APi Group, Inc. (a)	19,452	$993,025
Primoris Services Corp.	2,364	184,250
Sterling Infrastructure, Inc. (a)	4,130	952,915
Tutor Perini Corp. (a)	14,786	691,689
		$2,821,879
Food & Beverages – 1.2%
Dole PLC	2,855	$39,941
Simply Good Foods Co. (a)	25,790	814,706
WK Kellogg Co. (l)	6,585	104,965
		$959,612
Gaming & Lodging – 1.1%
Gambling.com Group Ltd. (a)	8,748	$104,013
International Game Technology PLC	32,206	509,177
Rush Street Interactive, Inc. (a)	15,781	235,137
		$848,327
Insurance – 5.7%
Hanover Insurance Group, Inc.	5,177	$879,417
Jackson Financial, Inc.	8,564	760,397
Kemper Corp.	16,415	1,059,424
Lincoln National Corp.	19,741	683,039
Voya Financial, Inc.	14,580	1,035,180
		$4,417,457
Internet – 2.4%
CarGurus, Inc. (a)	21,766	$728,508
EverQuote, Inc., “A” (a)	24,049	581,505
Vimeo, Inc. (a)	27,550	111,302
Yelp, Inc. (a)	13,432	460,314
		$1,881,629
Leisure & Toys – 2.4%
Corsair Gaming, Inc. (a)	98,591	$929,713
Mattel, Inc. (a)	31,649	624,118
Patrick Industries, Inc.	1,707	157,505
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Playtika Holdings Corp.	29,906	$141,456
		$1,852,792
Machinery & Tools – 3.2%
Albany International Corp.	11,129	$780,477
Flowserve Corp.	17,129	896,703
Olympic Steel, Inc.	8,135	265,120
Regal Rexnord Corp.	3,698	536,062
		$2,478,362
Major Banks – 0.3%
First Financial Corp.	4,756	$257,728
Medical & Health Technology & Services – 2.7%
Encompass Health Corp.	9,600	$1,177,248
Health Catalyst, Inc. (a)	61,092	230,317
LifeStance Health Group, Inc. (a)	7,080	36,603
Owens & Minor, Inc. (a)	19,008	172,973
Teladoc Health, Inc. (a)	54,725	476,655
		$2,093,796
Medical Equipment – 3.4%
Anika Therapeutics, Inc. (a)	8,781	$92,903
Caris Life Sciences, Inc. (a)	5,175	138,276
Concentra Group Holdings, Inc.	29,323	603,174
Embecta Corp.	2,829	27,413
Lantheus Holdings, Inc. (a)	1,207	98,805
MiMedx Group, Inc. (a)	33,891	207,074
Natera, Inc. (a)	3,093	522,531
QuidelOrtho Corp. (a)	12,877	371,115
UFP Technologies, Inc. (a)	960	234,394
Veracyte, Inc. (a)	1,797	48,573
ZimVie, Inc. (a)	31,080	290,598
		$2,634,856
Metals & Mining – 0.4%
Ryerson Holding Corp.	15,509	$334,529
Natural Gas - Distribution – 1.6%
Southwest Gas Holdings, Inc.	9,890	$735,717
UGI Corp.	13,598	495,239
		$1,230,956
Oil Services – 2.4%
Expro Group Holdings N.V. (a)	62,517	$537,021
Flowco Holdings, Inc., “A”	1,972	35,122
NOV, Inc.	41,475	515,534
Oil States International, Inc. (a)	7,220	38,699
Select Water Solutions, Inc.	24,773	214,039
Weatherford International PLC	9,807	493,390
		$1,833,805
4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 13.6%
Banc of California, Inc.	56,272	$790,622
Bread Financial Holdings, Inc.	8,810	503,227
Cathay General Bancorp, Inc.	23,536	1,071,594
Columbia Banking System, Inc.	42,645	997,040
East West Bancorp, Inc.	9,741	983,646
Hanmi Financial Corp.	1,679	41,438
Navient Corp.	22,454	316,601
Popular, Inc.	11,231	1,237,769
PROG Holdings, Inc.	12,645	371,131
Sezzle, Inc. (a)	1,913	342,905
Shore Bancshares, Inc.	10,456	164,368
SLM Corp.	28,201	924,711
Texas Capital Bancshares, Inc. (a)	11,948	948,671
UMB Financial Corp.	10,961	1,152,659
United Community Bank, Inc.	23,806	709,181
		$10,555,563
Pharmaceuticals – 6.3%
ACADIA Pharmaceuticals, Inc. (a)	11,510	$248,271
Alkermes PLC (a)	8,424	241,011
Amicus Therapeutics, Inc. (a)	23,762	136,156
Amneal Pharmaceuticals, Inc. (a)	33,190	268,507
Arcturus Therapeutics Holdings, Inc. (a)	11,615	151,111
Catalyst Pharmaceuticals, Inc. (a)	14,651	317,927
Collegium Pharmaceutical, Inc. (a)	1,324	39,151
Cytokinetics, Inc. (a)	6,949	229,595
Jazz Pharmaceuticals PLC (a)	1,621	172,020
Kiniksa Pharmaceuticals International PLC (a)	12,601	348,670
Kymera Therapeutics, Inc. (a)	7,240	315,953
Neurocrine Biosciences, Inc. (a)	1,636	205,629
Nurix Therapeutics, Inc. (a)	8,539	97,259
Organon & Co.	64,444	623,818
Phibro Animal Health Corp., “A”	18,529	473,231
PTC Therapeutics, Inc. (a)	8,445	412,454
REGENXBIO, Inc. (a)	4,020	33,004
Rigel Pharmaceuticals, Inc. (a)	10,029	187,843
Ultragenyx Pharmaceutical, Inc. (a)	4,137	150,421
USANA Health Sciences, Inc. (a)	1,114	34,010
Vanda Pharmaceuticals, Inc. (a)	34,626	163,435
Zymeworks, Inc. (a)	5,316	66,716
		$4,916,192
Printing & Publishing – 0.2%
Quad/Graphics, Inc.	31,616	$178,630
Railroad & Shipping – 0.5%
Teekay Tankers Ltd.	8,608	$359,126
Real Estate – 1.7%
Cushman & Wakefield PLC (a)	19,375	$214,481
Essential Properties Realty Trust, REIT	34,744	1,108,681
Uniti Group, Inc., REIT (a)	7,296	31,519
		$1,354,681
5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 2.8%
Cousins Properties, Inc., REIT	5,752	$172,733
Highwoods Properties, Inc., REIT	33,728	1,048,603
Piedmont Office Realty Trust, Inc., REIT	133,424	972,661
		$2,193,997
Restaurants – 0.9%
Chefs' Warehouse, Inc. (a)	10,369	$661,646
Specialty Stores – 0.7%
Bath & Body Works, Inc.	15,671	$469,503
Genesco, Inc. (a)	4,378	86,203
		$555,706
Tobacco – 0.2%
Turning Point Brands, Inc.	2,106	$159,572
Trucking – 0.6%
Saia, Inc. (a)	1,596	$437,288
Utilities - Electric Power – 1.9%
Hawaiian Electric Industries, Inc. (a)	37,989	$403,823
Portland General Electric Co.	25,472	1,034,927
		$1,438,750
Total Common Stocks (Identified Cost, $69,552,301)		$77,048,464
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $871,564)	871,563	$871,651
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $97,350)	97,350	$97,350
Other Assets, Less Liabilities – (0.2)%		(191,402)
Net Assets – 100.0%		$77,826,063

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $871,651 and
$77,145,814, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $94,046 of securities on loan (identified cost, $69,649,651)	$77,145,814
Investments in affiliated issuers, at value (identified cost, $871,564)	871,651
Receivables for
Fund shares sold	10,881
Interest and dividends	75,626
Other assets	283
Total assets	$78,104,255
Liabilities
Payables for
Fund shares reacquired	$133,235
Collateral for securities loaned, at value	97,350
Payable to affiliates
Investment adviser	3,286
Administrative services fee	230
Shareholder servicing costs	114
Distribution and/or service fees	1,347
Payable for independent Trustees' compensation	734
Accrued expenses and other liabilities	41,896
Total liabilities	$278,192
Net assets	$77,826,063
Net assets consist of
Paid-in capital	$62,241,552
Total distributable earnings (loss)	15,584,511
Net assets	$77,826,063
Shares of beneficial interest outstanding	8,164,767

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$28,578,891	2,893,688	$9.88
Service Class	49,247,172	5,271,079	9.34
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$571,063
Dividends from affiliated issuers	12,659
Other	7,528
Income on securities loaned	664
Foreign taxes withheld	(1,580)
Total investment income	$590,334
Expenses
Management fee	$149,812
Distribution and/or service fees	58,777
Shareholder servicing costs	3,845
Administrative services fee	10,349
Independent Trustees' compensation	1,832
Custodian fee	3,475
Shareholder communications	1,520
Audit and tax fees	35,431
Legal fees	261
Miscellaneous	12,647
Total expenses	$277,949
Reduction of expenses by investment adviser	(5,205)
Net expenses	$272,744
Net investment income (loss)	$317,590
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(213,609)
Affiliated issuers	(22)
Net realized gain (loss)	$(213,631)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,326,360)
Affiliated issuers	28
Net unrealized gain (loss)	$(3,326,332)
Net realized and unrealized gain (loss)	$(3,539,963)
Change in net assets from operations	$(3,222,373)
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$317,590	$724,489
Net realized gain (loss)	(213,631)	7,865,313
Net unrealized gain (loss)	(3,326,332)	(4,525,725)
Change in net assets from operations	$(3,222,373)	$4,064,077
Total distributions to shareholders	$—	$(1,393,467)
Change in net assets from fund share transactions	$733,718	$(7,935,946)
Total change in net assets	$(2,488,655)	$(5,265,336)
Net assets
At beginning of period	80,314,718	85,580,054
At end of period	$77,826,063	$80,314,718
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.32	$10.01	$8.78	$14.02	$10.91	$11.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.09	$0.08	$0.09	$0.10
Net realized and unrealized gain (loss)	(0.49)	0.39	1.53	(2.48)	3.14	0.01 (g)
Total from investment operations	$(0.44)	$0.49	$1.62	$(2.40)	$3.23	$0.11
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.07)	$(0.09)	$(0.12)	$(0.09)
From net realized gain	—	(0.08)	(0.32)	(2.75)	—	(0.77)
Total distributions declared to shareholders	$—	$(0.18)	$(0.39)	$(2.84)	$(0.12)	$(0.86)
Net asset value, end of period (x)	$9.88	$10.32	$10.01	$8.78	$14.02	$10.91
Total return (%) (k)(r)(s)(x)	(4.26)(n)	4.95	18.96	(18.37)	29.64	2.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59 (a)	0.58	0.52	0.55	0.54	0.55
Expenses after expense reductions	0.57 (a)	0.56	0.51	0.54	0.52	0.54
Net investment income (loss)	1.00 (a)	1.03	1.03	0.73	0.67	1.05
Portfolio turnover rate	32 (n)	66	51	55	78	84
Net assets at end of period (000 omitted)	$28,579	$30,740	$32,225	$29,826	$39,073	$33,850

See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.77	$9.49	$8.34	$13.47	$10.50	$11.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.07	$0.05	$0.05	$0.07
Net realized and unrealized gain (loss)	(0.46)	0.36	1.45	(2.37)	3.01	0.02 (g)
Total from investment operations	$(0.43)	$0.44	$1.52	$(2.32)	$3.06	$0.09
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.05)	$(0.06)	$(0.09)	$(0.06)
From net realized gain	—	(0.08)	(0.32)	(2.75)	—	(0.77)
Total distributions declared to shareholders	$—	$(0.16)	$(0.37)	$(2.81)	$(0.09)	$(0.83)
Net asset value, end of period (x)	$9.34	$9.77	$9.49	$8.34	$13.47	$10.50
Total return (%) (k)(r)(s)(x)	(4.40)(n)	4.65	18.67	(18.56)	29.17	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84 (a)	0.83	0.77	0.80	0.79	0.80
Expenses after expense reductions	0.82 (a)	0.81	0.76	0.79	0.77	0.79
Net investment income (loss)	0.76 (a)	0.78	0.78	0.49	0.42	0.80
Portfolio turnover rate	32 (n)	66	51	55	78	84
Net assets at end of period (000 omitted)	$49,247	$49,575	$53,355	$50,801	$65,294	$59,371

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
12

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$77,048,464	$—	$—	$77,048,464
Investment Companies	969,001	—	—	969,001
Total	$78,017,465	$—	$—	$78,017,465
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $94,046.  The fair value of the fund's investment securities on loan and a related liability of $97,350 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$703,240
Long-term capital gains	690,227
Total distributions	$1,393,467
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$71,173,503
Gross appreciation	14,657,832
Gross depreciation	(7,813,870)
Net unrealized appreciation (depreciation)	$6,843,962
As of 12/31/24
Undistributed ordinary income	3,251,462
Undistributed long-term capital gain	5,385,126
Net unrealized appreciation (depreciation)	10,170,296
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$546,375
Service Class	—	847,092
Total	$—	$1,393,467
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $5,205, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $3,268, which equated to 0.0087% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $577.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0277% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $7,507, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $24,788,709 and $24,010,453, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	218,170	$2,096,408	371,642	$3,783,270
Service Class	625,564	5,575,666	589,388	5,623,980
	843,734	$7,672,074	961,030	$9,407,250
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	54,150	$546,375
Service Class	—	—	88,515	847,092
	—	$—	142,665	$1,393,467
Shares reacquired
Initial Class	(304,339)	$(2,986,268)	(664,417)	$(6,731,385)
Service Class	(428,161)	(3,952,088)	(1,224,243)	(12,005,278)
	(732,500)	$(6,938,356)	(1,888,660)	$(18,736,663)
Net change
Initial Class	(86,169)	$(889,860)	(238,625)	$(2,401,740)
Service Class	197,403	1,623,578	(546,340)	(5,534,206)
	111,234	$733,718	(784,965)	$(7,935,946)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $187 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$657,897	$5,239,690	$5,025,942	$(22)	$28	$871,651

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,659	$—
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
18

MFS Global Real Estate Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Construction – 11.9%
American Homes 4 Rent LP, REIT	106,049	$3,825,187
Equity Lifestyle Properties, Inc., REIT	61,408	3,787,031
Essex Property Trust, Inc., REIT	16,429	4,655,979
Mid-America Apartment Communities, Inc., REIT	28,212	4,175,658
Sun Communities, Inc., REIT	30,485	3,856,048
		$20,299,903
Forest & Paper Products – 1.8%
Weyerhaeuser Co., REIT	118,165	$3,035,659
Gaming & Lodging – 2.3%
Ryman Hospitality Properties, Inc., REIT	23,321	$2,301,083
Sunstone Hotel Investors Inc., REIT	190,951	1,657,455
		$3,958,538
Medical & Health Technology & Services – 5.3%
Healthcare Realty Trust Inc., REIT	230,749	$3,659,679
Ventas, Inc., REIT	83,418	5,267,847
		$8,927,526
Printing & Publishing – 1.5%
Lamar Advertising Co., REIT	21,367	$2,593,099
Real Estate – 43.5%
Big Yellow Group PLC, REIT	188,880	$2,623,773
Canadian Apartment Properties, REIT	90,581	2,954,068
Charter Hall Group, REIT	170,803	2,157,225
Derwent London PLC, REIT	70,780	2,013,075
DigitalBridge Group, Inc., REIT	51,890	537,062
Federal Realty Investment Trust, REIT	39,094	3,713,539
Goodman Group, REIT	323,607	7,292,504
Grainger PLC	890,164	2,688,143
Japan Metropolitan Fund Investment Corp., REIT	3,305	2,340,960
KDX Realty Investment Corp., REIT	1,714	1,857,959
Kimco Realty Corp., REIT	208,718	4,387,252
Link REIT	744,600	3,974,387
Mitsui Fudosan Co. Ltd.	600,100	5,813,267
National Storage, REIT	1,137,979	1,722,611
NNN REIT, Inc.	76,212	3,290,834
Parkway Real Estate LLC, REIT	361,500	1,165,670
Scentre Group Ltd., REIT	1,275,860	2,989,359
SEGRO PLC, REIT	286,019	2,668,136
Shaftesbury Capital PLC, REIT	1,048,272	2,246,139
Shurgard Self Storage Ltd., REIT	77,336	3,370,626
Simon Property Group, Inc., REIT	30,788	4,949,479
Star Asia Investment Corp., REIT	2,512	997,788
Unibail-Rodamco-Westfield, REIT	31,787	3,038,167
Unite Group PLC, REIT	71,076	826,842
Vonovia SE, REIT	123,086	4,336,628
		$73,955,493
VREFS-SEM
1

MFS Global Real Estate Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 4.4%
BXP, Inc., REIT	46,951	$3,167,784
Douglas Emmett, Inc., REIT	75,979	1,142,724
Highwoods Properties, Inc., REIT	101,636	3,159,863
		$7,470,371
Real Estate - Storage – 12.7%
Americold Realty Trust, Inc.	114,274	$1,900,377
Extra Space Storage, Inc., REIT	35,447	5,226,306
Prologis, Inc., REIT	103,378	10,867,095
Rexford Industrial Realty, Inc., REIT	101,126	3,597,052
		$21,590,830
Telecom - Infrastructure – 13.7%
American Tower Corp., REIT	7,811	$1,726,387
Cellnex Telecom S.A.	81,484	3,162,677
Digital Realty Trust, Inc., REIT	38,891	6,779,868
Equinix, Inc., REIT	10,250	8,153,567
Helios Towers PLC (a)	1,045,595	1,745,247
SBA Communications Corp., REIT	7,226	1,696,954
		$23,264,700
Total Common Stocks (Identified Cost, $140,590,264)		$165,096,119
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $4,169,039)	4,169,021	$4,169,438
Other Assets, Less Liabilities – 0.5%		783,369
Net Assets – 100.0%		$170,048,926

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,169,438 and
$165,096,119, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
2

MFS Global Real Estate Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $140,590,264)	$165,096,119
Investments in affiliated issuers, at value (identified cost, $4,169,039)	4,169,438
Foreign currency, at value (identified cost, $50,937)	51,201
Receivables for
Fund shares sold	248,477
Dividends	672,737
Receivable from investment adviser	1,352
Other assets	477
Total assets	$170,239,801
Liabilities
Payables for
Investments purchased	$127
Fund shares reacquired	122,863
Payable to affiliates
Administrative services fee	356
Shareholder servicing costs	137
Distribution and/or service fees	1,741
Payable for independent Trustees' compensation	845
Payable for audit and tax fees	46,330
Accrued expenses and other liabilities	18,476
Total liabilities	$190,875
Net assets	$170,048,926
Net assets consist of
Paid-in capital	$143,215,527
Total distributable earnings (loss)	26,833,399
Net assets	$170,048,926
Shares of beneficial interest outstanding	12,334,181

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$106,188,154	8,262,497	$12.85
Service Class	63,860,772	4,071,684	15.68
See Notes to Financial Statements
3

MFS Global Real Estate Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,440,473
Dividends from affiliated issuers	76,226
Other	5,380
Foreign taxes withheld	(73,901)
Total investment income	$3,448,178
Expenses
Management fee	$732,295
Distribution and/or service fees	75,033
Shareholder servicing costs	4,793
Administrative services fee	16,104
Independent Trustees' compensation	2,686
Custodian fee	15,275
Shareholder communications	4,017
Audit and tax fees	40,323
Legal fees	431
Miscellaneous	14,092
Total expenses	$905,049
Reduction of expenses by investment adviser	(96,854)
Net expenses	$808,195
Net investment income (loss)	$2,639,983
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$422,432
Affiliated issuers	(370)
Foreign currency	34,146
Net realized gain (loss)	$456,208
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,052,515
Affiliated issuers	194
Translation of assets and liabilities in foreign currencies	8,307
Net unrealized gain (loss)	$2,061,016
Net realized and unrealized gain (loss)	$2,517,224
Change in net assets from operations	$5,157,207
See Notes to Financial Statements
4

MFS Global Real Estate Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$2,639,983	$2,923,491
Net realized gain (loss)	456,208	4,617,236
Net unrealized gain (loss)	2,061,016	(11,407,318)
Change in net assets from operations	$5,157,207	$(3,866,591)
Total distributions to shareholders	$—	$(3,133,456)
Change in net assets from fund share transactions	$2,078,623	$3,212,503
Total change in net assets	$7,235,830	$(3,787,544)
Net assets
At beginning of period	162,813,096	166,600,640
At end of period	$170,048,926	$162,813,096
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.47	$13.08	$12.78	$19.21	$14.98	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.24	$0.25	$0.25	$0.22	$0.28
Net realized and unrealized gain (loss)	0.17	(0.58)	1.08	(5.30)	4.27	(0.14)
Total from investment operations	$0.38	$(0.34)	$1.33	$(5.05)	$4.49	$0.14
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.11)	$(0.26)	$(0.26)	$(0.70)
From net realized gain	—	—	(0.92)	(1.12)	—	(0.37)
Total distributions declared to shareholders	$—	$(0.27)	$(1.03)	$(1.38)	$(0.26)	$(1.07)
Net asset value, end of period (x)	$12.85	$12.47	$13.08	$12.78	$19.21	$14.98
Total return (%) (k)(r)(s)(x)	3.05 (n)	(2.69)	11.46	(26.94)	30.12	1.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02 (a)	1.03	1.01	1.01	1.01	1.02
Expenses after expense reductions	0.90 (a)	0.90	0.91	0.92	0.92	0.92
Net investment income (loss)	3.33 (a)	1.85	1.95	1.65	1.27	2.00
Portfolio turnover rate	20 (n)	42	39	32	26	43
Net assets at end of period (000 omitted)	$106,188	$102,588	$106,155	$104,737	$149,746	$127,523

See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$15.24	$15.93	$15.33	$22.70	$17.66	$18.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.26	$0.26	$0.20	$0.29
Net realized and unrealized gain (loss)	0.21	(0.71)	1.33 (g)	(6.30)	5.06	(0.17)(g)
Total from investment operations	$0.44	$(0.45)	$1.59	$(6.04)	$5.26	$0.12
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.07)	$(0.21)	$(0.22)	$(0.65)
From net realized gain	—	—	(0.92)	(1.12)	—	(0.37)
Total distributions declared to shareholders	$—	$(0.24)	$(0.99)	$(1.33)	$(0.22)	$(1.02)
Net asset value, end of period (x)	$15.68	$15.24	$15.93	$15.33	$22.70	$17.66
Total return (%) (k)(r)(s)(x)	2.89 (n)	(2.92)	11.20	(27.14)	29.87	1.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.27 (a)	1.28	1.26	1.26	1.26	1.27
Expenses after expense reductions	1.15 (a)	1.15	1.16	1.17	1.17	1.17
Net investment income (loss)	3.10 (a)	1.62	1.71	1.42	1.02	1.75
Portfolio turnover rate	20 (n)	42	39	32	26	43
Net assets at end of period (000 omitted)	$63,861	$60,225	$60,446	$55,200	$69,356	$58,035

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
8

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$165,096,119	$—	$—	$165,096,119
Investment Companies	4,169,438	—	—	4,169,438
Total	$169,265,557	$—	$—	$169,265,557
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
9

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$3,133,456
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$146,569,854
Gross appreciation	26,932,207
Gross depreciation	(4,236,504)
Net unrealized appreciation (depreciation)	$22,695,703
As of 12/31/24
Undistributed ordinary income	2,540,603
Capital loss carryforwards	(1,568,075)
Other temporary differences	(5,473)
Net unrealized appreciation (depreciation)	20,709,137
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(1,568,075)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
10

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$2,199,073
Service Class	—	934,383
Total	$—	$3,133,456
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $11,319, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $85,535, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $4,136, which equated to 0.0051% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $657.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0198% of the fund's average daily net assets.
11

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $121,323. The sales transactions resulted in net realized gains (losses) of $10,608.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $5,345, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $36,920,714 and $32,896,703, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	732,655	$8,960,919	1,675,269	$21,569,067
Service Class	458,454	7,002,801	1,004,604	15,617,089
	1,191,109	$15,963,720	2,679,873	$37,186,156
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	166,849	$2,199,073
Service Class	—	—	57,964	934,383
	—	$—	224,813	$3,133,456
Shares reacquired
Initial Class	(697,710)	$(8,715,051)	(1,732,205)	$(22,617,619)
Service Class	(339,689)	(5,170,046)	(905,261)	(14,489,490)
	(1,037,399)	$(13,885,097)	(2,637,466)	$(37,107,109)
Net change
Initial Class	34,945	$245,868	109,913	$1,150,521
Service Class	118,765	1,832,755	157,307	2,061,982
	153,710	$2,078,623	267,220	$3,212,503
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 9%, and 3%, respectively, of the value of outstanding voting shares of the fund.
12

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $368 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,633,087	$20,844,970	$20,308,443	$(370)	$194	$4,169,438

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$76,226	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2025

*  Print name and title of each signing officer under his or her signature.